280 PARK AVENUE

NEW YORK, NEW YORK 10017

CLASS A (DVFAX) AND CLASS C (DVFCX) SHARES

PROSPECTUS

Advisor

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

Telephone: (212) 832-3232

Transfer Agent

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Telephone: (800) 437-9912

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND’S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES OTHERWISE IS COMMITTING A CRIME.

JULY 1, 2011

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SUMMARY SECTION

INVESTMENT OBJECTIVES

The investment objectives of Cohen & Steers Dividend Value Fund, Inc. (the Fund) are to provide a relatively high level of current income and long-term growth of income and capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You on page 16 of the Fund’s prospectus (the Prospectus) and Reducing the Initial Sales Load on Class A Shares on page 70 of the Fund’s Statement of Additional Information (the SAI).

	Class A	Class C
Shareholder Fees (fees paid directly from your investment):
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	Class A	Class C
Management Fee	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	0.75%
Other Expenses	0.30%	0.30%
Service Fee	0.10%	0.25%

Total Annual Fund Operating Expenses	1.45%	2.10%
Fee Waiver/Expense Reimbursement(2)	(0.30)%	(0.30)%

Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)(2)	1.15%	1.80%

(1)	For Class C shares, the maximum deferred sales charge does not apply after one year.

(2)	Through June 30, 2012, Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain total annual Fund operating expenses at 1.15% for Class A shares and 1.80% for Class C shares. This contractual agreement can only be amended or terminated prior to the expiration date by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after the first year (in the first year, expenses are based on the net amount pursuant to the fee waiver/reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$562	$860	$1,179	$2,083
Class C shares
Assuming redemption at the end of the period	$283	$629	$1,101	$2,407
Assuming no redemption at the end of the period	$183	$629	$1,101	$2,407

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in a portfolio of dividend-paying common stocks and preferred stocks that have the potential to deliver regular income and to offer the opportunity for long-term growth of income and capital appreciation. The Fund invests primarily in companies with large market capitalizations similar to those of companies included in the Russell 1000 Value Index, typically using a “value approach.” A value approach seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

The Fund may invest up to 20% of its net assets in securities issued by real estate investment trusts (REITs). REITs are companies that own interests in real estate or in real estate related loans or other interests and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders.

The Fund may write (sell) covered call options on securities the Fund holds in its portfolio.

The Fund may also invest up to 20% of its net assets in bonds and other fixed-income securities of any maturity.

The Fund may invest up to 25% of its net assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, including investments in such companies in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs).

The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.

The Fund may also invest up to 20% of its net assets in securities that at the time of investment are rated below investment grade by a nationally recognized statistical rating organization (NRSRO), or that are unrated but judged to be below investment grade by the Advisor. Such securities are commonly known as “high-yield” or “junk” securities.

PRINCIPAL RISKS

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Common Stock Risk. While common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, call, reinvestment and income risk, limited liquidity, limited voting rights and special redemption rights.

REIT Risk. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for pass-through of income under applicable tax laws. Various other factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Covered Call Options Risk—The Fund may write (sell) covered call options on securities the Fund holds in its portfolio. This strategy is designed to generate additional income from the Fund’s portfolio holdings, but also results in certain risks. With respect to portfolio holdings on which the Fund has written a covered call option, the Fund will forgo the opportunity to benefit from potential increases in the value of that security, but will continue to bear the risk of declines in the value of the security.

Fixed-Income Securities Risk. Debt securities generally present two types of risk—interest rate risk, which is the risk that bond prices will decline because of rising interest rates, and credit risk, which is the chance that the issuer of a debt security will fail to timely pay interest and principal or that a debt security’s price declines because of negative perceptions of an issuer’s ability to pay interest and principal.

Foreign (Non-U.S.) Securities Risk. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Foreign Currency and Currency Hedging Risk. Although the Fund will report its net asset value (NAV) and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, including foreign currency forward contracts, foreign currency futures contracts, put and call options on foreign currencies, foreign currency swaps and other similar strategic transactions. Such transactions may reduce returns or increase volatility, perhaps substantially.

Below Investment Grade Securities Risk. Below investment grade securities, or equivalent unrated securities, generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for below investment grade securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Class A shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance is available at cohenandsteers.com or by calling (800) 330-7348.

The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.

CLASS A SHARES

ANNUAL TOTAL RETURNS(1)(2)

Highest quarterly return during this period:    14.49% (quarter ended June 30, 2009)

Lowest quarterly return during this period:    –21.36% (quarter ended December 31, 2008)

(1)	The annual returns for the Class C shares of the Fund are substantially similar to the annual returns of the Class A shares, because the assets of all classes are invested in the same portfolio of securities. The annual returns differ only to the extent that the classes do not have the same expenses.

(2)	Class A shares year-to-date return was 5.24% as of March 31, 2011.

Average Annual Total Returns

(for periods ended December 31, 2010)

	1 Year	5 Years	Since Inception (August 31, 2005)
Class A Shares
Return Before Taxes	3.07%	0.67%	1.35%
Return After Taxes on Distributions	2.90%	0.28%	0.96%
Return After Taxes on Distributions and Sale of Fund Shares	2.23%	0.49%	1.07%
Class C Shares
Return Before Taxes	6.28%	0.94%	1.58%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	1.70%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)(1)	15.06%	2.29%	2.70%

(1)	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

After-tax returns are shown for Class A shares only. After tax returns for Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT MANAGEMENT

Advisor

Cohen & Steers Capital Management, Inc.

Portfolio Manager

The Fund’s portfolio manager is:

•	Richard E. Helm—Vice President of the Fund. Mr. Helm has been a portfolio manager of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

You may open an account with the Fund with a minimum investment of $1,000. Additional investments must be at least $250.

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business, by written request, wire transfer (call (800) 437-9912 for instructions) or telephone. You may purchase, redeem or exchange shares of the Fund either through a financial intermediary or directly through Cohen & Steers Securities, LLC, the Fund’s distributor (the Distributor). For accounts opened directly through the Distributor, a completed and signed Subscription Agreement is required for the initial account opened with the Fund.

Please mail the signed Subscription Agreement to:

Boston Financial Data Services

Cohen & Steers Funds

P.O. Box 8123

Boston, MA 02266-8123

Phone: (800) 437-9912

TAX INFORMATION

The Fund’s distributions are taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its Advisor or Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s Web site for more information.

WHO SHOULD INVEST

The Fund may be suitable for you if you are seeking:

•	to add exposure to the stock market to your portfolio;

•	a fund that may perform differently than other types of stock funds because of the Fund’s focus on value-oriented dividend-paying common and preferred stocks; and

•	a fund offering the potential for both current income and long-term growth of income and capital appreciation.

The Fund is designed for long-term investors. You should not invest in the Fund unless your investment horizon is at least two months. The Fund will take reasonable steps to identify and reject orders from market timers.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

OBJECTIVES

The investment objectives of the Fund are to provide a relatively high level of current income and long-term growth of income and capital appreciation. There can be no assurance that the Fund will achieve its investment objectives. The Fund may change its investment objectives without shareholder approval, although it has no current intention to do so. Shareholders will be provided with at least 60 days’ prior written notice of any change to the Fund’s investment objectives. The Fund will not concentrate its investments in any one industry.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in a portfolio of dividend-paying common stocks and preferred stocks that have the potential to deliver regular income and to offer the opportunity for long-term growth of income and capital appreciation. The Fund invests primarily in companies with large market capitalizations similar to those of companies included in the Russell 1000 Value Index. The Fund typically employs a “value approach” in selecting investments. The Advisor seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

In selecting securities that the Fund will invest in, the Advisor first seeks to identify attractive businesses by industry through identification of key industry drivers and evaluation of each company’s business model, market position and management team. Then a number of additional factors are reviewed to assess a company’s dividend growth potential as well as the sustainability of that growth, including analysis of dividend history, free cash flow and dividend payout ratios. Once this fundamental research has been completed and the universe of companies has been narrowed, a dividend discount model is employed to determine the present value of a future stream of a company’s dividend payments to identify stocks the Advisor believes are undervalued relative to their long-term growth prospects. This model assists in both quantifying discounts to target prices and determining individual stock and sector weightings.

In an effort to mitigate risk, the Advisor adheres to a sell discipline that helps to identify when to begin scaling out of a position that no longer meets its investment criteria. Considerations include change in company management or strategy, change in dividend policy, invalid investment thesis, stock price approaching target price, deterioration of company fundamentals or changing industry considerations.

In pursuing the Fund’s investment objectives, the Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event or a temporary imbalance in the supply of or demand for the securities.

Real Estate Investment Trusts (REITs)

The Fund may invest up to 20% of its net assets in securities issued by REITs. REITs are companies that own interests in real estate or in real estate related loans or other interests and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders (other than net capital gains for each taxable year). As a result, REITs tend to pay relatively higher dividends than other types of companies. Dividends paid by REITs generally will not be eligible for the dividends received deduction under Section 243 of the Internal Revenue Code of 1986, as amended (the Code), and are generally not considered “qualified dividend income” eligible for reduced rates of taxation. The dividends received deduction generally allows corporations to deduct 70% of the income they receive from dividends that are paid out of earnings and profits of the issuer. Individuals will generally be taxed at long-term capital gain rates on qualified dividend income for taxable years beginning on or before December 31, 2012.

REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Covered Call Options

The Fund may write (sell) covered call options on securities the Fund holds in its portfolio. This technique offers the Fund the potential to earn additional income on its portfolio holdings, although it may limit the Fund’s ability to participate in capital appreciation on its portfolio holdings when security prices rise.

Fixed-Income Securities

The Fund may invest up to 20% of its net assets in bonds and other fixed-income securities of any maturity, including mortgage-backed securities, U.S. Government securities and asset-backed securities and repurchase agreements.

Foreign (Non-U.S.) Securities and Depositary Receipts

The Fund may invest up to 25% of its net assets in securities of foreign issuers, including investments in such companies in the form of ADRs, GDRs and EDRs. Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. GDRs, in bearer form, are designed for use outside the United States. EDRs, in bearer form, are designed for use in the European securities markets.

Currency Hedging Transactions

In order to hedge against foreign currency exchange rate risks from adverse changes in the relationship between the U.S. dollar and foreign currencies (including to hedge against anticipated future changes which otherwise might adversely affect the prices of securities that the Fund intends to purchase at a later date), the Fund may enter into foreign currency forward contracts, foreign currency futures contracts and foreign currency swaps, as well as purchase put or call options on foreign currencies, as described below, and engage in other similar strategic transactions. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

A foreign currency forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. A foreign currency futures contract is an exchange-traded contract for the purchase or sale of a specified foreign currency at a specified price at a future date. A foreign currency swap is an agreement between two parties to exchange principal and interest payments on a loan made in one currency for principal and interest payments of a loan of equal value in another currency. The Fund may enter into a foreign currency forward contract, foreign currency futures contract or foreign currency swap, or purchase a currency option, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or expects to receive a dividend or interest payment on a portfolio holding denominated in a foreign currency, in order to “lock in” the U.S. dollar value of the security or payment. In addition, the Fund may enter into a foreign currency forward contract, futures contract or swap or purchase a currency option in respect of a currency which acts as a proxy for a currency in which the Fund’s portfolio holdings or anticipated holdings are denominated. This second investment practice is generally referred to as “cross-hedging.” To the extent forward contracts, swaps or options would be deemed to be illiquid, they will be included in the maximum limitation of 15% of net assets invested in illiquid securities.

Below Investment Grade Securities

The Fund may invest up to 20% of its net assets in below investment grade debt securities of companies. A security will be considered to be investment grade if it is rated as such by one NRSRO (for example, minimum Baa3 or BBB- by Moody’s or S&P) or, if unrated, is judged to be investment grade by the Advisor. Below investment grade quality securities, or securities that are unrated but judged to be below investment grade by the Advisor, are commonly referred to as “high yield” or “junk” securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investment Risk

An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk

Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Common Stock Risk

Common stocks represent an ownership interest in a company. Common stocks generally provide the investor with the right to vote on certain company matters and to receive dividends that the company may declare.

While common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political and regulatory circumstances, the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and “value” stocks, that is stocks of companies that are undervalued by various measures and have potential for long-term capital appreciation, can react differently from growth stocks. These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.

Preferred Securities Risk

Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

General Risks of Securities Linked to the Real Estate Market

The Fund will not invest in real estate directly, but only in securities issued by REITs. Because REITs are engaged in the real estate business, the Fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate;

•	risks related to general and local economic conditions;

•	possible lack of availability of mortgage funds;

•	overbuilding;

•	extended vacancies of properties;

•	increased competition;

•	increases in property taxes and operating expenses;

•	changes in zoning laws;

•	losses due to costs resulting from the clean-up of environmental problems;

•	liability to third parties for damages resulting from environmental problems;

•	casualty or condemnation losses;

•	limitations on rents;

•	changes in neighborhood values and the appeal of properties to tenants; and

•	changes in interest rates.

Risks of Investing in REITs

In addition to risks of securities linked to the real estate industry, REITs are subject to other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for pass-through of income under applicable tax law, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (1940 Act). The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Covered Call Options Risk

The Fund may write (sell) covered call options on securities the Fund holds in its portfolio. This strategy is designed to generate additional income from the Fund’s portfolio holdings, but also results in certain risks. With respect to portfolio holdings on which the Fund has written a covered call option, the Fund will forgo the opportunity to benefit from potential increases in the value of that security, but will continue to bear the risk of declines in the value of the security.

General Risks of Fixed-Income Securities

Debt securities may decline in value when interest rates rise or when an issuer fails to pay or is perceived to be in a less than favorable position to pay interest and principal. High yield securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Fund to achieve its investment objective may, to the extent it is invested in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on high yield securities will fluctuate. If the issuer of high yield securities defaults, the Fund may incur additional expenses to seek recovery.

The secondary markets in which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular high yield security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the daily NAV of the Fund’s shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

It is reasonable to expect that any adverse economic conditions could disrupt the market for high yield securities, have an adverse impact on the value of such securities, and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may adversely impact the market for high yield securities.

General Risks of Foreign (Non-U.S.) Securities

Investing in foreign securities involves certain risks not involved in domestic investments, including, but not limited to:

•	future foreign economic, financial, political and social developments;

•	different legal systems;

•	the possible imposition of exchange controls or other foreign governmental laws or restrictions;

•	less governmental supervision;

•	regulation changes;

•	changes in currency exchange rates;

•	less publicly available information about companies due to less rigorous disclosure or accounting standards or regulatory practices;

•	high and volatile rates of inflation;

•	fluctuating interest rates;

•	different accounting, auditing and financial record-keeping standards and requirements; and

•	dividend income the Fund receives from foreign securities may not be eligible for the special tax treatment applicable to qualified income.

Investments in foreign securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:

•	the possibility of expropriation of assets;

•	confiscatory taxation;

•	difficulty in obtaining or enforcing a court judgment;

•	economic, political or social instability; and

•	diplomatic developments that could affect investments in those countries.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:

•	growth of gross domestic product;

•	rates of inflation;

•	capital reinvestment;

•	resources;

•	self-sufficiency; and

•	balance of payments position.

To the extent the Fund’s investments are concentrated in a geographic region or country, the Fund will be subject, to a greater extent than if the Fund’s assets were less concentrated, to the risks of adverse changes in that region or country. In addition, certain investments in foreign securities also may be subject to foreign withholding taxes.

Foreign Currency and Currency Hedging Risk

Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, including foreign currency forward contracts, foreign currency futures contracts, put and call options on foreign currencies, foreign currency swaps and other similar strategic transactions. Such transactions may reduce returns or increase volatility, perhaps substantially. Foreign currency forward contracts, over-the-counter options on foreign currencies and foreign currency swaps are subject to the risk of default by the counterparty and can be illiquid. These currency hedging transactions, as well as the futures contracts and exchange-listed options in which the Fund may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currency or other reference asset. As such, a small investment could have a potentially large impact on the Fund’s performance. Whether or not the Fund engages in currency hedging transactions, the Fund may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. Use of currency hedging transactions may cause the Fund to experience losses greater than if the Fund had not engaged in such transactions.

Credit Risk and Below Investment Grade Securities Risk

Credit risk is the risk that a security in the Fund’s portfolio will decline in price or the issuer will fail to make dividend, interest or principal payments when due because the issuer of the security experiences a decline in its financial status. Preferred securities normally are subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income and claim to corporate assets, and therefore will be subject to greater credit risk than other debt instruments. The Fund may invest in securities that are rated below investment grade. Below investment grade securities generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. Such securities may face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

ADDITIONAL INVESTMENT INFORMATION

In addition to the principal investment strategies described above, the Fund has other investment practices that are described here and in the SAI.

Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid securities. Restricted securities, which are securities that may be resold to the public without an effective registration statement under the Securities Act of 1933, as amended, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration, may be illiquid. Illiquid securities involve the risk that the securities will not be sold promptly (i.e., within seven days) at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books and records.

Defensive Position

When the Advisor believes that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objectives and invest all or any portion of its assets in short-term debt instruments, government securities, cash or cash equivalents. When and to the extent the Fund assumes a temporary defensive position, it may not pursue or achieve its investment objectives.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. The Fund also files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) on Form N-Q as of the end of its first and third fiscal quarters. The Fund’s full portfolio holdings are published semi-annually in reports sent to shareholders and filed with the SEC on Form N-CSR and such reports are made available at cohenandsteers.com in the “Our Products” section, generally within 70 days after the end of each semi-annual period. The Fund also posts an uncertified list of portfolio holdings on the Web site, no earlier than 15 days after the end of each calendar quarter. The holdings information remains available until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information is current. In addition to information on portfolio holdings, other Fund statistical information may be found on the Cohen & Steers Funds’ Web site or by calling 800-330-7348.

MANAGEMENT OF THE FUND

THE ADVISOR

The Advisor, a registered investment advisor located at 280 Park Avenue, New York, New York 10017, was formed in 1986 and its clients include pension plans, endowment funds and investment companies, including each of the open-end and closed-end Cohen & Steers funds. As of March 31, 2011, the Advisor managed approximately $38 billion in assets. The Advisor is a wholly owned subsidiary of Cohen & Steers, Inc. (CNS), a publicly traded company whose common stock is listed on the NYSE under the symbol “CNS.”

Under its investment advisory agreement (the Investment Advisory Agreement) with the Fund, the Advisor furnishes a continuous investment program for the Fund’s portfolio, makes the day-to-day investment decisions for the Fund and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The Advisor also performs certain administrative services for the Fund and provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain Directors of the Fund, may also be directors, officers, or employees of the Advisor. The Advisor also selects brokers and dealers to execute the Fund’s portfolio transactions.

For its services under the Investment Advisory Agreement the Fund pays the Advisor a monthly investment advisory fee at the annual rate of 0.80% of the average daily NAV of the Fund up to $1.5 billion and 0.70% of average daily NAV of the Fund in excess of $1.5 billion. This fee is allocated among the separate classes based on the classes’ proportionate share of such average daily NAV. Taking into account the investment advisory fees waived by the Advisor, the Fund’s effective investment advisory fee during the fiscal year ended February 28, 2011 was 0.50% of average daily net assets.

In addition to this investment advisory fee, the Fund pays other operating expenses, which may include but are not limited to, administrative, transfer agency, custodial, legal and accounting fees. The Fund pays the Advisor a monthly fee at the annual rate of 0.04% for administration services.

A discussion regarding the Board of Directors’ basis for approving the Investment Advisory Agreement is available in the Fund’s semi-annual report for the period ended August 31, 2010.

PORTFOLIO MANAGER

The Fund’s portfolio manager is:

•

Richard E. Helm—Mr. Helm is a vice president of the Fund. He joined the Advisor in 2005 and currently serves as a senior vice president of the Advisor and CNS and is head of its large cap value portfolio management team. From 2001 to 2005, Mr. Helm was a senior portfolio manager of WM Advisors, Inc. From 1999 to 2001, he was vice president and senior portfolio manager of

Northwestern Trust and Investors Advisory Company and was employed by other investment management firms prior to that time. Mr. Helm is a chartered financial analyst.

The SAI contains additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares of the Fund.

PRICING OF FUND SHARES

The price at which you can purchase and redeem each class of the Fund’s shares is the NAV of that class of shares next determined after we receive your order in proper form, less any applicable sales charge. Proper form means that your request includes the Fund name and account number, states the amount of the transaction (in dollars or shares), includes the signatures of all owners exactly as registered on the account, signature guarantees (if necessary), any supporting legal documentation that may be required and any outstanding certificates representing shares to be redeemed.

The Fund calculates its NAV per share as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Thus, purchase or redemption orders must be received in proper form by the close of regular trading on the NYSE in order to receive that day’s NAV; orders received after the close of regular trading on the NYSE will receive the NAV next determined. The Fund has authorized one or more brokers to accept on its behalf purchase (and redemption) orders, and these brokers are authorized to designate other intermediaries on the Fund’s behalf. The Fund will be deemed to have received a purchase (or redemption) order when an authorized broker, or that broker’s designee, accepts the order, and that order will be priced at the next computed NAV after this acceptance. The Fund determines NAV per share for each class by dividing that class’s share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of that class.

Investments in securities that are listed on the NYSE are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the Advisor determines that bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing NAV.

Because the Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Fund does not price its shares, the value of securities held in the Fund may change on days when you will not be able to purchase or redeem Fund shares.

HOW TO PURCHASE, EXCHANGE AND SELL FUND SHARES

PURCHASE MINIMUMS

You may open an account with the Fund with a minimum investment of $1,000. Additional investments must be at least $250. The Fund reserves the right to waive or change its minimum investment requirements.

PURCHASING THE CLASS OF FUND SHARES THAT IS BEST FOR YOU

Mutual funds typically incur costs for the distribution and servicing of their shares. Many funds pay for these costs by charging a variety of fees to their shareholders. Some of the most common fees include:

• Initial Sales Loads	A percentage fee deducted from your initial investment.

• Contingent Deferred Sales Charges	A percentage fee deducted from your sales proceeds based on the length of time you own your shares.

• Distribution (12b-1) Fees	An annual percentage fee used to pay for distribution expenses.

• Service Fees	An annual percentage fee used to pay for the cost of servicing shareholder accounts.

This Prospectus offers two separate classes of shares to give you flexibility in choosing a fee structure that is most beneficial to you. Each class represents an investment in the same portfolio of securities, but as described below, the classes utilize a combination of the above fees and other features to suit your investment needs. Because each investor’s financial considerations are different, you should speak with your financial advisor to help you decide which share class is best for you.

The Fund reserves the right to reject or cancel any purchase order and to withdraw or suspend the offering of shares at any time. The Fund may also request additional information from you in order to verify your identity. If you do not provide this information or if such information cannot be verified, we reserve the right to close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering.

CLASS A SHARES

•	Initial Sales Loads—The following initial sales loads apply to Class A shares:

	SALES CHARGE AS A PERCENTAGE OF
INVESTMENT AMOUNT	OFFERING PRICE*	NET AMOUNT INVESTED
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1 million	2.25%	2.30%
$1 million or more	None	None

*	“Offering Price” is the amount you actually pay for Fund shares; it includes the initial sales charge.

•

Contingent Deferred Sales Charge (CDSC)—None, but if you invest $1,000,000 or more in Class A shares and sell those shares on or before the one year anniversary date of their purchase, you may pay a charge equal to 1% of the lesser of the current NAV or the original cost of the shares that you sell.

•	Distribution (12b-1) Fees—0.25% of average daily net assets annually.

•	Service Fees—0.10% of average daily net assets annually.

You may want to purchase Class A shares if:

•	you prefer to pay an initial sales load and have the benefit of lower continuing fees;

•	you expect to maintain your investment for an extended period of time; and

•	you qualify for a reduced initial sales load due to the size of your investment.

Reducing Your Initial Sales Load. As demonstrated in the table above, the size of your investment in Class A shares will affect the initial sales load that you pay. The Fund offers certain methods, which are described below, that you can use to reduce the initial sales load.

Aggregating Accounts. The size of the total investment applies to the total amount being invested by any person, which includes:

•	you, your spouse and children under the age of 21;

•	a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account although more than one beneficiary is involved; and

•	any U.S. bank or investment advisor purchasing shares for its investment advisory clients.

Rights of Accumulation. A person (defined above) may take into account not only the amount being invested, but also the current NAV of the shares of the Fund and shares of other Cohen & Steers open-end funds that impose sales charges (eligible funds) already held by such person in order to reduce the sales charge on the new purchase.

To be entitled to a reduced sales charge pursuant to the Rights of Accumulation, you must notify the Fund, your dealer or other financial intermediary at the time of purchase, and give information related to the other account(s).

Letter of Intention. You may reduce your Class A sales charge by establishing a letter of intention. A letter of intention allows a person (defined above) to aggregate purchases of shares of the Fund and other eligible funds during a 12-month period in order to reduce the sales charge. All shares of the Fund and other eligible funds currently owned will be credited as purchases toward completion of the letter at the greater of their NAV on the date the letter is executed or their cost. You should retain any records necessary to substantiate cost basis because the Fund, Boston Financial Data Services, Inc., the Fund’s transfer agent (the Transfer Agent), or your dealer or financial intermediary may not maintain this information for periods prior to January 1, 2012. See Additional Information—Tax Considerations. Capital appreciation and reinvested dividends and capital gains distributions do not count toward the required purchase amount during this 12-month period.

The letter is not a binding obligation. However, 5% of the amount specified in the letter will be held in escrow, and if your purchases are less than the amount specified, the Fund will request that you remit the amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If this amount is not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. However, the sales charge applicable to the investment will in no event be higher than if you had not submitted a letter. Please note that no retroactive adjustment will be made if purchases exceed the amount indicated in the letter.

At the time of your purchase, you must inform the Fund, your dealer or other financial intermediary of any other investment in the Fund or in other eligible funds that would count toward reducing your sales load. This includes, for example, investments held in a retirement account, an employee benefit plan, or at a dealer or other financial intermediary other than the one handling your current purchase. In addition, you may be asked to provide supporting account statements or other information to allow us to verify your eligibility for a discount. If you do not let the Fund, your dealer or other financial intermediary know that you are eligible for a discount, you may not receive the discount to which you are otherwise entitled.

You may obtain more information about sales charge reductions and waivers from cohenandsteers.com, the SAI or your dealer or financial intermediary.

Sales at Net Asset Value. Class A shares of the Fund may be sold at NAV (i.e., without a sales charge) to certain investors without regard to investment amount, including investment advisors and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services (NAV Purchases).

Dealer Commission. The Distributor may pay dealers a commission of up to 1% on investments of $1 million or more in Class A shares.

Higher Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class A shares bear lower annual distribution and other expenses, they will tend to pay higher dividends than Class C shares.

Reinstatement Privilege. If you redeem your Class A shares and then decide to reinvest in Class A shares of the Fund or another eligible fund, you have a one-time option to, within 120 calendar days of the date of your redemption, use all or any part of the proceeds of the redemption to reinstate, free of an initial sales load, all or any part of your investment in Class A shares of the Fund. If you redeem your Class A shares and your redemption was subject to a CDSC, you may reinstate all or any part of your investment in Class A shares within 120 calendar days of the date of your redemption and receive a credit for the applicable CDSC that you paid. Your investment will be reinstated at the NAV per share next determined after we receive your request. The Transfer Agent must be informed that your new purchase represents a reinstated investment. Reinstated shares must be registered exactly and be of the same class as the shares previously redeemed, and the Fund’s minimum initial investment amount must be met at the time of reinstatement. For the purposes of the CDSC schedule, the holding period will continue as if the Class A shares had not been redeemed. The ability of a shareholder to utilize the reinstatement privilege is subject to the Fund’s right to reject any purchase or exchange order if it believes such shareholder is engaged in, or has engaged in, market timing or other abusive trading practices.

CLASS C SHARES

•	Initial Sales Loads—None.

•	CDSC—You may pay a charge equal to 1% of the lesser of the current NAV of your shares or their original cost if you sell your shares on or before the one year anniversary date of their purchase.

•	Distribution (12b-1) Fees—0.75% of average daily net assets annually.

•	Service Fees—0.25% of average daily net assets annually.

You may want to purchase Class C shares if:

•	you prefer to have all of your assets invested initially; and

•	you are uncertain as to the length of time you intend to hold your shares of the Fund.

The following is additional information about Class C shares:

Dealer Commission. The Distributor may pay a commission of up to 1% of the amount invested to dealers who sell Class C shares.

Potentially Higher Costs. Your investment in Class C shares will be subject to higher distribution and shareholder services fees for an indefinite period of time, and potentially cost you more than owning Class A shares.

Lower Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class C shares bear higher annual distribution and other expenses than Class A shares, they will tend to pay lower dividends than Class A shares.

Each class has advantages and disadvantages for different investors. You should choose the class that best suits your circumstances and objectives.

HOW TO PURCHASE FUND SHARES

FORM OF PAYMENT

We will accept payment for shares in two forms:

1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or federal reserve wire of federal funds.

PURCHASES OF FUND SHARES

Initial Purchase By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the Fund;

•	class of shares;

•	name(s) in which shares are to be registered;

•	address;

•	social security or tax identification number (where applicable);

•	dividend payment election;

•	amount to be wired;

•	name of the wiring bank; and

•	name and telephone number of the person to be contacted in connection with the order.

The Transfer Agent will assign you an account number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA # 011000028

Account: DDA # 99055287

Attn: Cohen & Steers Dividend Value Fund, Inc.

For further credit to: (Account Name)

Account Number: (provided by the Transfer Agent)

3. Complete the Subscription Agreement attached to this Prospectus and mail the Subscription Agreement to the Transfer Agent:

Boston Financial Data Services

Attn: Cohen & Steers Funds

P.O. Box 8123

Boston, Massachusetts 02266-8123

Additional Purchases By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the Fund;

•	class of shares;

•	account number;

•	amount to be wired;

•	name of the wiring bank; and

•	name and telephone number of the person to be contacted in connection with the order.

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA # 011000028

Account: DDA # 99055287

Attn: Cohen & Steers Dividend Value Fund, Inc.

For further credit to: (Account Name)

Account Number: (provided by the Transfer Agent)

Initial Purchase By Mail

1. Complete the Subscription Agreement attached to this Prospectus.

2. Mail the Subscription Agreement and a check in at least the required minimum amount per class purchased (see Purchase Minimums above), payable to the Fund, to the Transfer Agent at the above address.

Additional Purchases By Mail

1. Make a check payable to the Fund in at least the required minimum amount (see Purchase Minimums above). Write your Fund account number and the class of shares to be purchased on the check.

2. Mail the check and the detachable stub from your account statement (or a letter providing your account number) to the Transfer Agent at the address set forth above.

PURCHASES THROUGH DEALERS AND INTERMEDIARIES

You may purchase the Fund’s shares through authorized dealers and other financial intermediaries.

Financial services firms that do not have a sales agreement with the Distributor also may place orders for purchase of the Fund’s shares, but may charge you a transaction fee in addition to any applicable initial sales charge.

Dealers and financial service firms are responsible for promptly transmitting purchase orders to the Distributor. These dealers and financial service firms may also impose charges for handling transactions placed through them that are in addition to the sales charges or any other charges described in this Prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or financial service firm for more information about any additional charges that may apply.

ADDITIONAL INFORMATION ON PURCHASE OF FUND SHARES

DEALER COMPENSATION

Dealers will be paid a commission when you buy shares and may also be compensated through the distribution and service fees paid by the Fund. In addition, dealers may charge fees for administrative and other services that such dealers provide to Fund shareholders. These fees may be paid by the Advisor out of its own resources and/or by the Fund pursuant to a networking or sub-transfer agency arrangement. See Additional Information—Networking and Sub-Transfer Agency Fees.

A NOTE ON CONTINGENT DEFERRED SALES CHARGES

For purposes of determining the CDSC, if you sell only some of your shares, shares that are not subject to any CDSC will be sold first (e.g., shares acquired through reinvestment of distributions and shares held longer than the required holding period), followed by shares that you have owned the longest. All CDSCs will be waived on redemptions of shares following the death or disability of a shareholder or to meet the requirements of certain qualified retirement plans. See the SAI for more information.

AUTOMATIC INVESTMENT PLAN AND PURCHASES BY ACH

The Fund’s automatic investment plan (the Plan) provides a convenient way to invest in the Fund. Under the Plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this Plan, please refer to the automatic investment plan section of the Subscription Agreement attached to this Prospectus or contact your dealer. The market value of the Fund’s shares may fluctuate, and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the Plan at any time by notifying the Fund by mail or telephone at the address or number on the back cover of this Prospectus.

You may purchase additional shares of the Fund by automated clearing house (ACH). To elect the Auto-Buy option, select it on your Subscription Agreement or call the Transfer Agent and request an optional shareholder services form. ACH is similar to the Plan, except that you may choose the date on which you want to make the purchase. We will need a voided check or deposit slip before you may purchase by ACH. If you are interested in this option, please call (800) 437-9912.

CLASS I SHARES

The Fund also offers Class I shares, which are described in a separate prospectus and are available for purchase only by certain investors. The Class I shares do not have a front-end sales load or a CDSCs and are not subject to distribution plan expenses. To obtain the prospectus that describes the Fund’s Class I shares, contact the Fund or the Distributor by writing to the address or by calling the telephone number listed on the back cover of this Prospectus.

EXCHANGE PRIVILEGE

You may exchange some or all of your Fund shares for shares of other Cohen & Steers open-end funds, provided that you meet applicable investment minimums. If you exchange Fund shares for shares of another Cohen & Steers open-end fund that imposes sales charges, you must exchange into shares of the same class of such other fund. In computing the holding period for the purposes of the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by the permitted exchange, assuming you exchange into shares of the same class. If you exchange Fund shares for shares of another Cohen & Steers fund that does not impose any sales charges or for shares of SSgA Money Market Fund (described below), then that exchange will be subject to any applicable CDSC. Similarly, if you exchange shares of another Cohen & Steers fund that does not impose any sales charges or exchange shares of SSgA Money Market Fund for shares of the Fund, then that exchange will be subject to applicable initial sales charges.

You may, under certain circumstances, exchange Fund shares for a different class of shares of the same Fund, and move shares held in certain types of accounts to a different type of account or to a new account maintained by a financial intermediary. To qualify for a potential exchange, you must be eligible to purchase the class of shares you wish to exchange into (including satisfying any applicable investment minimum) and, if you invest in the Fund through an intermediary, your intermediary must have an arrangement with the Distributor to offer such class. No sales charges or other charges will apply to any such exchange. For federal income tax purposes, a same-fund share class exchange is not expected to result in the realization by the investor of a capital gain or loss; however, shareholders are advised to consult with their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund. Please speak with your financial intermediary or tax advisor if you have any questions.

The Fund also makes available for exchange shares of SSgA Money Market Fund, which is advised by SSgA Funds Management, Inc. You may request a prospectus and application for the SSgA Money Market Fund by calling (800) 437-9912. Please read the prospectus carefully before you invest.

An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. See Additional Information—Tax Considerations. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring. Certain dealers and other financial intermediaries may limit or prohibit your right to use the exchange privilege and may charge you a fee for exchange transactions placed through them.

We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or revoke the exchange privilege for all shareholders upon 60 days’ prior written notice, and this privilege may be revoked immediately with respect to any shareholder if the Fund believes the shareholder is engaged in, or has engaged in, market timing or other abusive trading practices. For additional information concerning exchanges, or to make an exchange, please call the Transfer Agent at (800) 437-9912.

HOW TO SELL FUND SHARES

You may sell or redeem your shares through authorized dealers, or other financial intermediaries or through the Transfer Agent. If your shares are held by your dealer or intermediary in “street name,” you must redeem your shares through that dealer or intermediary.

Redemptions Through Dealers and Other Intermediaries

If you have an account with an authorized dealer or other intermediary, you may submit a redemption request to such dealer or intermediary. They are responsible for promptly transmitting redemption requests to the Distributor. Dealers and intermediaries may impose charges for handling redemption transactions placed through them that are in addition to the sales charges or any other charges described in this Prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or intermediary for more information about additional charges that may apply.

Redemption By Telephone

To redeem shares by telephone, call the Transfer Agent at (800) 437-9912. In order to be honored at that day’s price, we must receive any telephone redemption requests by the close of regular trading on the NYSE that day, generally 4:00 p.m., eastern time. Orders received after the close of regular trading on the NYSE will receive the NAV next determined.

If you would like to change your telephone redemption instructions, you must send the Transfer Agent written notification signed by all of the account’s registered owners, accompanied by signature guarantee(s), as described below.

We may modify or suspend telephone redemption and exchange privileges without notice during periods of drastic economic or market changes. We have adopted reasonable procedures that are designed to ensure that any telephonic redemption instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or terminate the telephone redemption privilege at any time on 30 days’ notice to shareholders.

Redemption By Mail

You can redeem Fund shares by sending a written request for redemption to the Transfer Agent:

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Attn: Cohen & Steers Dividend Value Fund, Inc.

A written redemption request must:

•	state the number of shares or dollar amount to be redeemed;

•	identify your account number and tax identification number; and

•	be signed by each registered owner exactly as the shares are registered.

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the Transfer Agent together with a redemption request.

For redemptions made by corporations, executors, administrators or guardians, the Transfer Agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the Transfer Agent at (800) 437-9912.

The Transfer Agent will not consider your redemption request to be properly made until it receives all required documentation in proper form.

OTHER REDEMPTION INFORMATION

Payment of Redemption Proceeds

The Fund will send you redemption proceeds by check. However, if you made an election on the Subscription Agreement to receive redemption proceeds by wire, the Fund will send the proceeds by wire to your designated bank account. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, you must send a letter of instruction and the signature(s) on the letter of instruction must be guaranteed, as described below, regardless of the amount of the redemption. The Transfer Agent will normally mail checks for redemption proceeds within five business days. Redemptions by wire will normally be sent within two business days. The Fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more. The Fund may suspend the right of redemption or postpone the date of payment if trading is halted or restricted on the NYSE or under other emergency conditions as permitted by the 1940 Act.

The Fund will pay redemption proceeds in cash, by check or wire, unless the Board of Directors believes that economic conditions exist which make redeeming in cash detrimental to the best interests of the Fund. In the event that this were to occur, all or a portion of your redemption proceeds would consist of readily marketable portfolio securities of the Fund transferred into your name. You would then incur brokerage costs in converting the securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the Fund’s NAV at the beginning of the period.

Signature Guarantee

You may need to have your signature guaranteed (STAMP 2000 Medallion) in certain situations, such as:

•	written requests to wire redemption proceeds (if not previously authorized on the Subscription Agreement);

•	sending redemption proceeds to any person, address or bank account not on record; and

•	transferring redemption proceeds to a Cohen & Steers fund account with a different registration (name/ownership) from yours.

A signature guarantee stamp may be obtained from eligible members of the Medallion Signature Guarantee Program. Eligible guarantor institutions generally include banks, broker-dealers, credit unions, members of national securities exchanges, registered securities associations, clearing agencies and savings associations. You should verify with the institution that they are an eligible guarantor institution prior to signing. A notary public cannot provide a medallion guarantee stamp.

Redemption of Small Accounts

If your Fund account has a value of $1,000 or less as the result of any voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days’ notice of our intention to do so. During this 30-day notice period, you may make additional investments to increase your account value to $1,000 (the minimum purchase amount) or more and avoid having the Fund automatically liquidate your account.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund is designed for long-term investors with investment horizons of at least two months. Excessive trading, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm portfolio performance. For example, in order to handle large flows of cash into and out of the Fund, a portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund’s performance. Additionally, excessive trading is a concern for the Fund because the Fund’s portfolio will have foreign securities and therefore could be subject to time-zone arbitrage.

Because of potential harm to the Fund and its long-term investors, the Board of Directors of the Fund has adopted policies and procedures to discourage and prevent excessive trading and short-term market timing. As part of these policies and procedures, the Advisor monitors purchase, exchange and redemption activity in Fund shares. The intent is not to inhibit legitimate strategies such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of the Fund’s shares. Under these procedures, the Fund generally prohibits more than two purchases and sales or exchanges of its shares within a 60 day calendar year period.

The following transactions are excluded when determining whether trading activity is excessive: (i) transfers associated with systematic purchases or redemptions; (ii) transactions through firm-sponsored, discretionary asset allocation or wrap programs; and (iii) transactions subject to the trading policy of an intermediary that the Fund deems materially similar to the Fund’s policy.

If, based on these procedures, the Advisor determines that a shareholder is engaged in, or has engaged in, market timing or excessive trading, we may place a temporary or permanent block on all further purchases or exchanges of Fund shares.

Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.

The Fund will also utilize fair value pricing in an effort to reduce arbitrage opportunities available to short-term traders.

Due to the complexity involved in identifying excessive trading and market timing activity, there can be no guarantee that the Fund will be able to identify and restrict such activity in all cases. Additionally, it is more difficult for the Fund to monitor the trading activity of beneficial owners of Fund shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares in a single account.

In certain circumstances the Fund may accept frequent trading restrictions of intermediaries that differ from the Fund’s policies. Since such intermediaries execute or administer transactions with many fund families, it may be impractical for them to enforce a particular fund’s frequent trading or exchange policy. These alternate trading restrictions would be authorized only if the Fund believes that the alternate restrictions would provide reasonable protection to the Fund and its shareholders.

ADDITIONAL INFORMATION

DISTRIBUTION PLAN

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a Distribution Plan) which allows the Fund to pay distribution fees for the sale and distribution of its shares. Under the Distribution Plan, the Fund may pay the Distributor a quarterly distribution fee at an annual rate of up to 0.25% of average daily value of the Fund’s net assets attributable to the Class A shares and 0.75% of the average daily value of the Fund’s net assets attributable to the Class C shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor is obligated to use the amounts received under the Distribution Plan for payments to qualifying dealers for their assistance in the distribution of the Fund’s shares and for other expenses such as advertising costs and the payment for the printing and distribution of Prospectuses to prospective investors. Payments received under the Distribution Plan with respect to Class A and Class C shares will not be used to pay any interest expenses, carrying charges or other financing costs or allocation of overhead of the Distributor. The Distributor bears distribution expenses to the extent they are not covered by payments under the Distribution Plan. Any distribution expenses incurred by the Distributor in any fiscal year of the Fund, which are not reimbursed from payments under the Distribution Plan accrued in such fiscal year, will not be carried over for payment under the Distribution Plan in any subsequent year.

SHAREHOLDER SERVICES PLAN

The Fund has adopted a shareholder services plan, pursuant to which the Fund pays the Distributor a fee at an annual rate of up to 0.10% of the average daily NAV of the Fund’s Class A shares and up to 0.25% of the average daily NAV of the Fund’s Class C shares for shareholder account service and maintenance. Under this plan, the Fund or the Distributor may enter into agreements with qualified financial institutions to provide these shareholder services, and the Distributor is responsible for payment to the financial institutions. Services provided may vary based on the services offered by your financial institution and the class of shares in which you invest. You should contact your financial institution about services offered and which share class is best for you.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also enter into agreements with financial intermediaries pursuant to which the Fund will pay financial intermediaries for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by such financial intermediaries, or (2) the number of Fund shareholders serviced by such financial intermediaries. Any payments made pursuant to such an agreement are in addition to, rather than in lieu of, distribution or shareholder services fees the financial intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, the Advisor may pay a portion of the fees for networking or sub-transfer agency services at its own expense and out of its own profits.

OTHER COMPENSATION

The Advisor and the Distributor may make payments from their own resources to dealers and other financial intermediaries for distribution, administrative or other services. Please contact your dealer or intermediary for details about payments it may receive.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and pay dividends from its investment income quarterly. The Fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The Transfer Agent will automatically reinvest your dividends and distributions in additional shares of the Fund unless you elected to have them paid to you in cash.

TAX CONSIDERATIONS

The following tax discussion assumes you are a U.S. shareholder. This discussion offers only a brief outline of the federal income tax consequences of investing in the Fund and is based on the federal tax laws in effect on the date hereof. Such tax laws are subject to change by legislative, judicial or administrative action, possibly with retroactive effect. In the SAI, we have provided more detailed information regarding the tax consequences of investing in the Fund.

Dividends paid to you out of the Fund’s “investment company taxable income” as that term is defined in the Code, determined without regard to the deduction for dividends paid, will be taxable to you as ordinary dividend income. If a portion of the Fund’s income consists of dividends paid by U.S. corporations (other than REITs), a portion of the dividends paid by the Fund may be eligible for the corporate dividends received deduction (DRD). In addition, for taxable years beginning on or before December 31, 2012, distributions of investment company taxable income designated by the Fund as derived from qualified dividend income (QDI) will be taxed in the hands of individuals at the rates applicable to long-term capital gains, provided the holding period and other requirements are met by both you and the Fund. Dividend income that the Fund receives from U.S. REITs will generally not be treated as QDI. There can be no assurance that favorable tax treatment of QDI will continue following December 31, 2012. A foreign corporation is a “qualified foreign corporation” if it is (1) incorporated in a possession of the United States or is eligible for benefits of a comprehensive income tax treaty with the United States that the United States Treasury Department determines is satisfactory for this purpose and that includes an exchange of information program or (2) any other foreign corporation with respect to any dividend paid by such corporation if the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States. A “qualified foreign corporation” does not include any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Because of the fact-specific nature of the inquiry, the Fund cannot predict at this time what portion, if any, of the dividends it will receive from foreign corporations will be eligible for the reduced rates of taxation applicable to QDI. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits is treated as a non-taxable return of capital that reduces your tax basis in your Fund shares; any such distribution in excess of your tax basis is treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares. If you buy shares of the Fund when the Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

If you sell or redeem your Fund shares, or exchange them for shares of another Cohen & Steers open-end fund, you may realize a capital gain or loss (provided the shares are held as a capital asset) which will be long-term or short-term, depending generally on your holding period for the shares.

Under the Energy Improvement and Extension Act of 2008, the Fund’s Transfer Agent will be required to provide you with cost basis information on the sale of any of your shares in the Fund, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in the Fund on or after January 1, 2012.

For taxable years beginning after December 31, 2012, recently enacted legislation will generally impose a tax on the net investment income of certain individuals and on the undistributed net investment income of certain estates and trusts. For these purposes, “net investment income” will generally include interest, dividends (including dividends paid with respect to Fund shares), annuities, royalties, rent, net gain attributable to the disposition of property not held in a trade or business (including net gain from the sale, exchange or other taxable disposition of Fund shares) and certain other income, but will be reduced by any deductions properly allocable to such income or net gain. Shareholders are advised to consult their own tax advisors regarding additional taxation of net investment income.

We may be required to withhold U.S. federal income tax on all taxable distributions and redemption proceeds payable if you:

•	fail to provide us with your correct taxpayer identification number;

•	fail to make required certifications; or

•	have been notified by the Internal Revenue Service that you are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

Certain dividends and other distributions received from sources outside the United States may be subject to withholding taxes imposed by other countries. In the event that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of stock or securities of foreign corporations, the Fund may make an election to pass through to its shareholders the amount of foreign taxes paid by it.

The Fund has elected to be treated as, and intends to qualify each year as, a regulated investment company under U.S. federal income tax law. If the Fund so qualifies and distributes each year to its shareholders at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deductions for dividends paid) and net tax-exempt interest, the Fund will not be required to pay Federal income taxes on any income it distributes to shareholders. Additionally, if the Fund distributes less than an amount equal to the sum of 98% of its ordinary income for the calendar year and 98.2% of its capital gain net income for the one-year period ending on October 31, plus any ordinary income and capital gain net income from previous years that was not distributed, then the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends to make sufficient distributions of its income to satisfy the distribution requirement and prevent application of the excise tax.

Fund distributions also may be subject to state and local taxes. You should consult with your own tax advisor regarding the particular consequences of investing in the Fund.

A non-resident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (foreign shareholders) are advised to consult with their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Fund’s Class A shares and Class C shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). These financial highlights have been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s audited financial statements, is included in the Fund’s current annual report, which is available free of charge upon request.

The following tables include selected data for a share outstanding throughout each year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Year Ended February 28,
Per Share Operating Performance:	2011		2010		2009	2008(a)	2007
Net asset value, beginning of period	$10.72		$7.59		$13.57	$13.99	$12.26

Income from investment operations:
Net investment income(b)	0.13		0.14		0.20	0.23	0.22
Net realized and unrealized gain (loss)	1.51		3.13		(5.99)	(0.17)	1.86

Total from investment operations	1.64		3.27		(5.79)	0.06	2.08

Less dividends and distributions to shareholders from:
Net investment income	(0.13)		(0.14)		(0.19)	(0.21)	(0.18)
Net realized gain	—		—		—	(0.28)	(0.17)

Total dividends and distributions to shareholders	(0.13)		(0.14)		(0.19)	(0.49)	(0.35)

Redemption fees retained by the Fund	0.00	(c)	0.00	(c)	0.00 (c)	0.01	0.00	(c)

Net increase (decrease) in net asset value	1.51		3.13		(5.98)	(0.42)	1.73

Net asset value, end of period	$12.23		$10.72		$7.59	$13.57	$13.99

Total investment return(d)	15.48%		43.41%		–43.14%	0.33%	17.12%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$43.4		$71.3		$45.2	$61.9	$41.7

Ratio of expenses to average daily net assets (before expense reduction)	1.45	%(e)	1.51	%(e)	1.57%	1.63%	2.33	%(f)

Ratio of expenses to average daily net assets (net of expense reduction)	1.15	%(e)	1.15	%(e)	1.15%	1.00%	1.00%

Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.85	%(e)	1.02%		1.35%	0.95%	0.30%

Ratio of net investment income to average daily net assets (net of expense reduction)	1.15	%(e)	1.38%		1.76%	1.59%	1.63%

Portfolio turnover rate	61%		37%		43%	52%	30%

(a)	For the year ended February 29.

(b)	Calculation based on average shares outstanding.

(c)	Amount is less than $0.005.

(d)	Does not reflect sales charges, which would reduce return.

(e)	Reflects Fund level ratio for non-class specific expenses plus class specific expenses.

(f)	Due to the significant growth of net assets on a small asset base, the expense ratio, when averaged over the year, differs from the Fund’s other classes by an amount other than class specific expenses. Typically, the ratios between classes will only differ by the class specific expenses (i.e., distribution fees and shareholder servicing fees).

FINANCIAL HIGHLIGHTS—(CONTINUED)

	Class C
	For the Year Ended February 28,
Per Share Operating Performance:	2011		2010		2009	2008(a)	2007
Net asset value, beginning of period	$10.67		$7.55		$13.50	$13.94	$12.23

Income from investment operations:
Net investment income(b)	0.06		0.07		0.13	0.14	0.14
Net realized and unrealized gain (loss)	1.50		3.13		(5.96)	(0.18)	1.86

Total from investment operations	1.56		3.20		(5.83)	(0.04)	2.00

Less dividends and distributions to shareholders from:
Net investment income	(0.06)		(0.08)		(0.12)	(0.14)	(0.12)
Net realized gain	—		—		—	(0.28)	(0.17)

Total dividends and distributions to shareholders	(0.06)		(0.08)		(0.12)	(0.42)	(0.29)

Redemption fees retained by the Fund	0.00	(c)	0.00	(c)	0.00 (c)	0.02	0.00	(c)

Net increase (decrease) in net asset value	1.50		3.12		(5.95)	(0.44)	1.71

Net asset value, end of period	$12.17		$10.67	(d)	$7.55	$13.50	$13.94

Total investment return(e)	14.84	%(d)	42.43	%(d)	–43.50%	–0.35%	16.40%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$39.2		$40.8		$31.4	$41.2	$14.7

Ratio of expenses to average daily net assets (before expense reduction)	2.10	%(f)	2.16	%(f)	2.22%	2.27%	3.21	%(g)

Ratio of expenses to average daily net assets (net of expense reduction)	1.80	%(f)	1.80	%(f)	1.80%	1.65%	1.65%

Ratio of net investment income (loss) to average daily net assets (before expense reduction)	0.23	%(f)	0.39%		0.72%	0.33%	(0.50)%

Ratio of net investment income to average daily net assets (net of expense reduction)	0.53	%(f)	0.75%		1.14%	0.96%	1.06%

Portfolio turnover rate	61	%(f)	37%		43%	52%	30%

(a)	For the year ended February 29.

(b)	Calculation based on average shares outstanding.

(c)	Amount is less than $0.005.

(d)	The February 28, 2010 net asset value reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns that would be based upon the net asset value would differ from the net asset value and return reported on February 28, 2010.

(e)	Does not reflect sales charges, which would reduce return.

(f)	Reflects Fund level ratio for non-class specific expenses plus class specific expenses.

(g)	Due to the significant growth of net assets on a small asset base, the expense ratio, when averaged over the year, differs from the Fund’s other classes by an amount other than class specific expenses. Typically, the ratios between classes will only differ by the class specific expenses (i.e., distribution fees and shareholder servicing fees).

COHEN & STEERS DIVIDEND VALUE FUND, INC. — CLASS A AND CLASS C SHARES

THE USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask you for your name, address, date of birth and other information that will allow us to identify you. This information will be verified to ensure the identity of all individuals opening a mutual fund account.

SUBSCRIPTION AGREEMENT

1	Account Type (Please print; indicate only one registration type)
☐	A. Individual or Joint Account*

	-	-
Name	Social Security Number**		Date of Birth

	-	-
Name of Joint Owner, if any	Social Security Number**		Date of Birth

Citizenship: ☐ U.S. Citizen ☐ Resident Alien ☐ Nonresident Alien***:

Country of Citizenship

☐	B. Uniform Gifts/Transfers to Minors (UGMA/UTMA)

	-	-
Custodian’s name (only one permitted)	Social Security Number**		Date of Birth

	-	-
Minor’s name (only one permitted)	Social Security Number**		Date of Birth

under the Uniform Gifts/Transfers to Minors Act
(state residence of minor)

Citizenship of custodian:	☐	U.S. Citizen	☐	Resident Alien	☐	Nonresident Alien***:
Country of Citizenship

Citizenship of minor:	☐	U.S. Citizen	☐	Resident Alien	☐	Nonresident Alien***:
Country of Citizenship

☐	C. Trust, Corporation or Other Entity

Name of Trust, Corporation or Other Entity	Tax Identification Number**	Date of Trust Agreement

Check the box that describes the entity establishing the account:

☐	U.S. Financial Institution governed by a federal regulator.

☐	Bank governed by a U.S. state bank regulator.

☐

Corporation. If Corporation, provide the tax classification:                   (C = Corporation, S = S Corporation).† Attach a copy of the certified articles of incorporation or business license unless the corporation is publicly traded on the New York Stock Exchange or Nasdaq Stock Market. If so, please provide ticker symbol:

☐	Retirement plan governed by ERISA.

☐	Trust. Attach a copy of the Trust Agreement.

☐	Partnership. Attach a copy of Partnership Agreement.

☐	Limited Liability Company (LLC). If LLC, provide the tax classification: (C = Corporation, S = S Corporation, P = Partnership)†

☐	U.S. Government Agency or Instrumentality.

☐	Foreign correspondent account, foreign broker-dealer or foreign private banking account.

☐	Other. Attach copy of document that formed entity or by laws or similar document.

Call (800) 437-9912 to see if additional information is required.

*	All joint registrations will be registered as “joint tenants with rights of survivorship” unless otherwise specified.
**	If applied for, include a copy of application for social security or tax identification number.
***	Nonresident aliens must include a copy of a government-issued photo ID with this application.
†	If no classification is provided, per IRS regulations, your account will default to an S Corporation.

DVFAXSAGAC-0711

2	Authorized Persons

If you are establishing an account under 1C above as a (i) Corporation (non-publicly traded), (ii) Partnership, (iii) Trust or (iv) Other, information on each of the individuals authorized to effect transactions must be provided below:

	-	-
Authorized Individual/Trustee	Social Security Number*		Date of Birth

	-	-
Authorized Individual/Trustee	Social Security Number*		Date of Birth

Citizenship: ☐ U.S. Citizen ☐ Resident Alien ☐ Nonresident Alien**:

Country of Citizenship

(If there are more than two authorized persons, provide the information, in the same format, on a separate sheet for each such additional person.)

*	If applied for, include a copy of application for social security number.
**	Nonresident aliens must include a copy of a government-issued photo ID with this application.

3	Address

(If mailing address is a post office box, a street address is also required. APO and FPO addresses will be accepted)

Registrant Street Address

( )
Street	Home Telephone Number
( )
City and State Zip Code	Business Telephone Number

Mailing Address	City	State	Zip

Joint Registrant Street Address (required if different than Registrant Address above)

Address	City	State	Zip

4	Investment Information

Class of shares (please check one):    ☐  A     ☐  C

       (Class A purchased if no box checked)

$                          Amount to invest ($1,000 minimum investment). Do not send cash. Investment will be paid for by

(please check one):

☐	Check or draft made payable to “Cohen & Steers Dividend Value Fund, Inc.”

☐	Wire through the Federal Reserve System.*

*	Call (800) 437-9912 to notify the Fund of investments by wire and to obtain an account number. See the Purchase of Fund Shares section of the Prospectus for wire instructions.

5	Automatic Investment Plan

A.	The automatic investment plan makes possible regularly scheduled monthly purchases of Fund shares. The Fund’s Transfer Agent can arrange for an amount of money selected by you ($100 minimum) to be deducted from your checking account and used to purchase shares of the Fund.

Please debit $                           from my checking account beginning on                           *.

(Month)

Please debit my account on (check one):  ☐  1st of Month        ☐  15th of Month

B.	☐ Click here to establish the Auto-Buy option, which allows you to make additional investments on dates you choose by having an amount of money selected by you ($100 minimum) deducted from your checking account.*

*	To initiate the Automatic Investment Plan or the Auto-Buy option, Section 10 of this Subscription Agreement must be completed.

6	Reduced Sales Charge (Class A Only)

Aggregating Accounts or Rights of Accumulation

☐	I apply for Aggregating Accounts reduced sales charges based on the following accounts:

☐	I apply for Rights of Accumulation reduced sales charges based on the following accounts:

Account Name	Social Security Number
1.	-	-

2.	-	-

3.	-	-

Letter of Intention

☐	I am already investing under an existing Letter of Intention.

☐	I agree to the Letter of Intention provisions in the Fund’s current Prospectus. During a 12 month period, I plan to invest a dollar amount of at least: ☐ $100,000 ☐ $250,000 ☐ $500,000 ☐ $1,000,000

Net Asset Value Purchase

☐	I certify that I qualify for an exemption from the sales charge by meeting the conditions set forth in the Prospectus.

7	Exchange Privileges

Exchange privileges will be automatically granted unless you check the box below. Shareholders wishing to exchange into other Cohen & Steers Funds or the SSgA Money Market Fund should consult the Exchange Privilege section of the Prospectus. (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

☐	I decline the exchange privilege.

8	Redemption Privileges

Shareholders may select the following redemption privileges by checking the box(es) below. See How to Sell Fund Shares section of the Prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

☐	I authorize the Transfer Agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund’s current Prospectus.

☐	I wish to have redemption proceeds paid by wire (please complete Section 10).

9	Distribution Options

Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

Dividends	☐ Reinvest.	☐ Pay in cash.

Capital Gains	☐ Reinvest.	☐ Pay in cash.

☐	I wish to have my distributions paid by wire (please complete Section 10).

10	Bank of Record (for Wire Instructions and/or Automatic Investment Plan)

Please attach a voided check from your bank account.

Bank Name	Bank ABA Number

Street or P.O. Box	Bank Account Number

City and State Zip Code	Account Name

11	Signature and Certifications

(a)	By signing this agreement, I represent and warrant that:

(1)	I have the full right, power, capacity and authority to invest in the Fund;

(2)	I am of legal age in my state of residence or am an emancipated minor;

(3)	All of the information on this agreement is true and correct; and

(4)	I will notify the Fund immediately if there is any change in this information.

(b)	I have read the current Prospectus of the Fund and this agreement and agree to all their terms. I also agree that any shares purchased now or later are and will be subject to the terms of the Fund’s Prospectus as in effect from time to time. Further, I agree that the Fund, its administrators and service providers and any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions believed to be genuine, provided that reasonable security procedures have been followed. If an account has multiple owners, the Fund may rely on the instructions of any one account owner unless all owners specifically instruct the Fund otherwise.

(c)	I am aware that under the laws of certain states, the assets in my account may be transferred (escheated) to the state if no activity occurs in my account within a specified period of time.

(d)	If I am a U.S. citizen, resident alien, or a representative of a U.S. entity, I certify, under penalty of perjury, that:

(1)	The taxpayer identification number and tax status shown on this form are correct.

(2)	I am not subject to backup withholding because:

•	I am exempt from backup withholding, OR

•	I have not been notified by the Internal Revenue Service (“IRS”) that I am subject to backup withholding as a result of a failure to report all interest or dividends, OR

•	The IRS has notified me that I am no longer subject to backup withholding.

NOTE: If you have been notified by the IRS that you are currently subject to backup withholding because of under-reporting interest or dividends on your tax return, you must cross out this Item 2.

(3)	I am a U.S. person (including resident alien).

(e)	If I am a nonresident alien, I understand that I am required to complete and attach the appropriate Form W-8 to certify my foreign status.

(1)	Indicate country of residence for tax purposes
Under penalty of perjury, I certify that I am not a U.S. citizen or resident alien and I am an exempt foreign person as defined by the IRS.

(f)	Additional Certification:

(1)	Neither I (we), nor any person having a direct or indirect beneficial interest in the shares to be acquired, appears on any U.S. Government published list of persons who are known or suspected to engage in money laundering activities, such as the Specially Designated Nationals and Blocked Persons List of the Office of Foreign Assets Control of the United States Department of the Treasury. I (we) do not know or have any reason to suspect that (i) the monies used to fund my (our) investment have been or will be derived from or related to any illegal activities and (ii) the proceeds from my (our) investment will be used to finance any illegal activities.

(2)	I agree to provide such information and execute and deliver such documents as the Fund may reasonably request from time to time to verify the accuracy of the information provided in connection with the opening of an account or to comply with any law, rule or regulation to which the Fund may be subject, including compliance with anti-money laundering laws.

The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

x		x

Signature* (Owner, Trustee, Etc.)	Date	Signature* (Joint Owner, Co-Trustee)	Date

Name and Title

*	If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian’s name, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer or other authorized person should sign and print name and title above. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the Investor (alternatively, the secretary or another designated officer of the entity may certify the authority of the persons signing on the space provided above).

Mail to: Boston Financial Data Services, P.O. Box 8123, Boston, MA 02266-8123

For Authorized Dealer Use Only

We hereby authorize the Transfer Agent to act as our agent in connection with the transactions authorized by the Subscription Agreement and agree to notify the Transfer Agent of any purchases made under a Letter of Intention, Rights of Accumulation or Aggregating Accounts. If the Subscription Agreement includes a Telephone Redemption Privilege, we guarantee the signature(s) above.

Dealer’s Name	Dealer Number

Main Office Address	Branch Number

Representative’s Name	Rep. Number

( )

Branch Address	Telephone Number

Authorized Signature of Dealer	Date

TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND

If you would like additional information about Cohen & Steers Dividend Value Fund, Inc., the following documents are available to you without any charge, upon request or at cohenandsteers.com:

•

Annual/Semi-Annual Reports—Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In these reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during its most recent fiscal period.

•

Statement of Additional Information—Additional information about the Fund’s investments, structure and operations can be found in the SAI. The information presented in the SAI is incorporated by reference into this Prospectus and is legally considered to be part of the Prospectus.

To request a free copy of any of the materials described above as well as other information, or to make other inquiries, please contact us:

By telephone	(800) 437-9912
By mail	Cohen & Steers Dividend Value Fund, Inc.
c/o Boston Financial Data Services
P.O. Box 8123
Boston, Massachusetts 02266-8123
By e-mail	marketing@cohenandsteers.com
On the Internet	cohenandsteers.com

This information may also be available from your broker or financial intermediary. In addition, other information about the Fund (including the Fund’s SAI) may also be obtained from the SEC:

•

By going to the SEC’s Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

•	By accessing the SEC’s Internet site at http://www.sec.gov where you can view, download and print the information.

•

By electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520. Upon payment of a duplicating fee, copies of the information will be sent to you.

280 PARK AVENUE, NEW YORK, NEW YORK 10017

SEC File No. 811-21668

DVFAXPROAC-0711

280 PARK AVENUE

NEW YORK, NEW YORK 10017

CLASS I (DVFIX) SHARES

PROSPECTUS

Advisor

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

Telephone: (212) 832-3232

Transfer Agent

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Telephone: (800) 437-9912

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND’S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES OTHERWISE IS COMMITTING A CRIME.

JULY 1, 2011

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SUMMARY SECTION

INVESTMENT OBJECTIVES

The investment objectives of Cohen & Steers Dividend Value Fund, Inc. (the Fund) are to provide a relatively high level of current income and long-term growth of income and capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.80%
Other Expenses	0.30%

Total Annual Fund Operating Expenses	1.10%
Fee Waiver/Expense Reimbursement(1)	(0.30)%

Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)(1)	0.80%

(1)	Through June 30, 2012, Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain total annual Fund operating expenses at 0.80% for Class I shares. This contractual agreement can only be amended or terminated prior to the expiration date by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after the first year (in the first year, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I shares	$82	$320	$577	$1,313

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in a portfolio of dividend-paying common stocks and preferred stocks that have the potential to deliver regular income and to offer the opportunity for long-term growth of income and capital appreciation. The Fund invests primarily in companies with large market capitalizations similar to those of companies included in the Russell 1000 Value Index, typically using a “value approach.” A value approach seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

The Fund may invest up to 20% of its net assets in securities issued by real estate investment trusts (REITs). REITs are companies that own interests in real estate or in real estate related loans or other interests and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders.

The Fund may write (sell) covered call options on securities the Fund holds in its portfolio.

The Fund may also invest up to 20% of its net assets in bonds and other fixed-income securities of any maturity.

The Fund may also invest up to 25% of its net assets in securities of foreign issuers which meet the same criteria for investment as domestic companies including investments in such companies in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs).

The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.

The Fund may invest up to 20% of its net assets in securities that at the time of investment are rated below investment grade by a nationally recognized statistical rating organization (NRSRO), or that are unrated but judged to be below investment grade by the Advisor. Such securities are commonly known as “high-yield” or “junk” securities.

PRINCIPAL RISKS

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Common Stock Risk. While common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

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Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, call, reinvestment and income risk, limited liquidity, limited voting rights and special redemption rights.

REIT Risk. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for pass-through of income under applicable tax laws. Various other factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Covered Call Options Risk. The Fund may write (sell) covered call options on securities the Fund holds in its portfolio. This strategy is designed to generate additional income from the Fund’s portfolio holdings, but also results in certain risks. With respect to portfolio holdings on which the Fund has written a covered call option, the Fund will forgo the opportunity to benefit from potential increases in the value of that security, but will continue to bear the risk of declines in the value of the security.

Fixed-Income Securities Risk. Debt securities generally present two types of risk—interest rate risk, which is the risk that bond prices will decline because of rising interest rates, and credit risk, which is the chance that the issuer of a debt security will fail to timely pay interest and principal or that a debt security’s price declines because of negative perceptions of an issuer’s ability to pay interest and principal.

Foreign (Non-U.S.) Securities Risk. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Foreign Currency and Currency Hedging Risk. Although the Fund will report its net asset value (NAV) and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, including foreign currency forward contracts, foreign currency futures contracts, put and call options on foreign currencies, foreign currency swaps and other similar strategic transactions. Such transactions may reduce returns or increase volatility, perhaps substantially.

Below Investment Grade Securities Risk. Below investment grade securities, or equivalent unrated securities, generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for below investment grade securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

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Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Class I shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance is available at cohenandsteers.com or by calling (800) 330-7348.

CLASS I SHARES ANNUAL TOTAL RETURNS(1)

Highest quarterly return during this period:    14.57% (quarter ended June 30, 2009)

Lowest quarterly return during this period:    –21.29% (quarter ended December 31, 2008)

(1)	Year-to-date return was 5.42% as of March 31, 2011.

Average Annual Total Returns

(for periods ended December 31, 2010)

	1 Year	5 Years	Since Inception (August 31, 2005)
Return Before Taxes	8.33%	1.97%	2.59%
Return After Taxes on Distributions	8.07%	1.49%	2.13%
Return After Taxes on Distributions and Sale of Fund Shares	5.72%	1.58%	2.11%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	1.70%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)(1)	15.06%	2.29%	2.70%

(1)	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not

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relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

INVESTMENT MANAGEMENT

Advisor

Cohen & Steers Capital Management, Inc.

Portfolio Manager

The Fund’s portfolio manager is:

•	Richard E. Helm—Vice President of the Fund. Mr. Helm has been a portfolio manager of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

You may open an account with the Fund with a minimum investment of $100,000. If you are a registered advisor, you may open a Class I account with the Fund with an aggregate minimum investment of $100,000.

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business, by written request, wire transfer (call (800) 437-9912 for instructions) or telephone. You may purchase, redeem or exchange shares of the Fund either through a financial intermediary or directly through Cohen & Steers Securities, LLC, the Fund’s distributor (the Distributor). For accounts opened directly through the Distributor, a completed and signed Subscription Agreement is required for the initial account opened with the Fund.

Please mail the signed Subscription Agreement to:

Boston Financial Data Services

Cohen & Steers Funds

P.O. Box 8123

Boston, MA 02266-8123

Phone: (800) 437-9912

TAX INFORMATION

The Fund’s distributions are taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its Advisor or Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s Web site for more information.

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WHO SHOULD INVEST

The Fund may be suitable for you if you are seeking:

•	to add exposure to the stock market to your portfolio;

•	a fund that may perform differently than other types of stock Funds because of the Fund’s focus on value-oriented dividend-paying common and preferred stocks; and

•	a fund offering the potential for both current income and long-term growth of income and capital appreciation.

The Fund is designed for long-term investors. You should not invest in the Fund unless your investment horizon is at least two months. The Fund will take reasonable steps to identify and reject orders from market timers.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

OBJECTIVES

The investment objectives of the Fund are to provide a relatively high level of current income and long-term growth of income and capital appreciation. There can be no assurance that the Fund will achieve its investment objectives. The Fund may change its investment objectives without shareholder approval, although it has no current intention to do so. Shareholders will be provided with at least 60 days’ prior written notice of any change to the Fund’s investment objectives. The Fund will not concentrate its investments in any one industry.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in a portfolio of dividend-paying common stocks and preferred stocks that have the potential to deliver regular income and to offer the opportunity for long-term growth of income and capital appreciation. The Fund invests primarily in companies with large market capitalizations similar to those of companies included in the Russell 1000 Value Index. The Fund typically employs a “value approach” in selecting investments. The Advisor seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

In selecting securities that the Fund will invest in, the Advisor first seeks to identify attractive businesses by industry through identification of key industry drivers and evaluation of each company’s business model, market position and management team. Then a number of additional factors are reviewed to assess a company’s dividend growth potential as well as the sustainability of that growth, including analysis of dividend history, free cash flow and dividend payout ratios. Once this fundamental research has been completed and the universe of companies has been narrowed, a dividend discount model is employed to determine the present value of a future stream of a company’s dividend payments to identify stocks the Advisor believes are undervalued relative to their long-term growth prospects. This model assists in both quantifying discounts to target prices and determining individual stock and sector weightings.

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In an effort to mitigate risk, the Advisor adheres to a sell discipline that helps to identify when to begin scaling out of a position that no longer meets its investment criteria. Considerations include change in company management or strategy, change in dividend policy, invalid investment thesis, stock price approaching target price, deterioration of company fundamentals or changing industry considerations.

In pursuing the Fund’s investment objectives, the Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Advisor believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event or a temporary imbalance in the supply of or demand for the securities.

Real Estate Investment Trusts (REITs)

The Fund may invest up to 20% of its net assets in securities issued by REITs. REITs are companies that own interests in real estate or in real estate related loans or other interests and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders (other than net capital gains for each taxable year). As a result, REITs tend to pay relatively higher dividends than other types of companies. Dividends paid by REITs generally will not be eligible for the dividends received deduction under Section 243 of the Internal Revenue Code of 1986, as amended (the Code) and are generally not considered “qualified dividend income” eligible for reduced rates of taxation. The dividends received deduction generally allows corporations to deduct 70% of the income they receive from dividends that are paid out of earnings and profits of the issuer. Individuals will generally be taxed at long-term capital gain rates on qualified dividend income for taxable years beginning on or before December 31, 2012.

REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Covered Call Options

The Fund may write (sell) covered call options on securities the Fund holds in its portfolio. This technique offers the Fund the potential to earn additional income on its portfolio holdings, although it may limit the Fund’s ability to participate in capital appreciation on its portfolio holdings when security prices rise.

Fixed-Income Securities

The Fund may invest up to 20% of its net assets in bonds and other fixed-income securities of any maturity, including mortgage-backed securities, U.S. Government securities and asset-backed securities and repurchase agreements.

Foreign (Non-U.S.) Securities and Depositary receipts

The Fund may invest up to 25% of its net assets in securities of foreign issuers, including investments in such companies in the form of ADRs, GDRs and EDRs. Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. GDRs, in bearer form, are designated for use outside the United States. EDRs, in bearer form, are designed for use in the European securities markets.

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Currency Hedging Transactions

In order to hedge against foreign currency exchange rate risks from adverse changes in the relationship between the U.S. dollar and foreign currencies (including to hedge against anticipated future changes which otherwise might adversely affect the prices of securities that the Fund intends to purchase at a later date), the Fund may enter into foreign currency forward contracts, foreign currency futures contracts and foreign currency swaps, as well as purchase put or call options on foreign currencies, as described below, and engage in other similar strategic transactions. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

A foreign currency forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. A foreign currency futures contract is an exchange-traded contract for the purchase or sale of a specified foreign currency at a specified price at a future date. A foreign currency swap is an agreement between two parties to exchange principal and interest payments on a loan made in one currency for principal and interest payments of a loan of equal value in another currency. The Fund may enter into a foreign currency forward contract, foreign currency futures contract or foreign currency swap, or purchase a currency option, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or expects to receive a dividend or interest payment on a portfolio holding denominated in a foreign currency, in order to “lock in” the U.S. dollar value of the security or payment. In addition, the Fund may enter into a foreign currency forward contract, futures contract or swap or purchase a currency option in respect of a currency which acts as a proxy for a currency in which the Fund’s portfolio holdings or anticipated holdings are denominated. This second investment practice is generally referred to as “cross-hedging.” To the extent forward contracts, swaps or options would be deemed to be illiquid, they will be included in the maximum limitation of 15% of net assets invested in illiquid securities.

Below Investment Grade Securities

The Fund may invest up to 20% of its net assets in below investment grade debt securities of companies. A security will be considered to be investment grade if it is rated as such by one NRSRO (for example, minimum Baa3 or BBB- by Moody’s or S&P) or, if unrated, is judged to be investment grade by the Advisor. Below investment grade quality securities, or securities that are unrated but judged to be below investment grade by the Advisor, are commonly referred to as “high yield” or “junk” securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investment Risk

An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk

Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

8

Common Stock Risk

Common stocks represent an ownership interest in a company. Common stocks generally provide the investor with the right to vote on certain company matters and to receive dividends that the company may declare.

While common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political and regulatory circumstances, the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and “value” stocks, that is stocks of companies that are undervalued by various measures and have potential for long-term capital appreciation, can react differently from growth stocks. These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.

Preferred Securities Risk

Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

General Risks of Securities Linked to the Real Estate Market

The Fund will not invest in real estate directly, but only in securities issued by REITs. Because REITs are engaged in the real estate business, the Fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate;

•	risks related to general and local economic conditions;

•	possible lack of availability of mortgage funds;

•	overbuilding;

•	extended vacancies of properties;

•	increased competition;

•	increases in property taxes and operating expenses;

•	changes in zoning laws;

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•	losses due to costs resulting from the clean-up of environmental problems;

•	liability to third parties for damages resulting from environmental problems;

•	casualty or condemnation losses;

•	limitations on rents;

•	changes in neighborhood values and the appeal of properties to tenants; and

•	changes in interest rates.

Risks of Investing in REITs

In addition to risks of securities linked to the real estate industry, REITs are subject to other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for pass-through of income under applicable tax law, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (1940 Act). The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Covered Call Options Risk

The Fund may write (sell) covered call options on securities the Fund holds in its portfolio. This strategy is designed to generate additional income from the Fund’s portfolio holdings, but also results in certain risks. With respect to portfolio holdings on which the Fund has written a covered call option, the Fund will forgo the opportunity to benefit from potential increases in the value of that security, but will continue to bear the risk of declines in the value of the security.

General Risks of Fixed-Income Securities

Debt securities may decline in value when interest rates rise or when an issuer fails to pay or is perceived to be in a less than favorable position to pay interest and principal. High yield securities may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Fund to achieve its investment objective may, to the extent it is invested in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. Yields on high yield securities will fluctuate. If the issuer of high yield securities defaults, the Fund may incur additional expenses to seek recovery.

The secondary markets in which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular high yield security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the daily NAV of the Fund’s shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

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It is reasonable to expect that any adverse economic conditions could disrupt the market for high yield securities, have an adverse impact on the value of such securities, and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. New laws and proposed new laws may adversely impact the market for high yield securities.

General Risks of Foreign (Non-U.S.) Securities

Investing in foreign securities involves certain risks not involved in domestic investments, including, but not limited to:

•	future foreign economic, financial, political and social developments;

•	different legal systems;

•	the possible imposition of exchange controls or other foreign governmental laws or restrictions;

•	less governmental supervision;

•	regulation changes;

•	changes in currency exchange rates;

•	less publicly available information about companies due to less rigorous disclosure or accounting standards or regulatory practices;

•	high and volatile rates of inflation;

•	fluctuating interest rates;

•	different accounting, auditing and financial record-keeping standards and requirements; and

•	dividend income the Fund receives from foreign securities may not be eligible for the special tax treatment applicable to qualified income.

Investments in foreign securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:

•	the possibility of expropriation of assets;

•	confiscatory taxation;

•	difficulty in obtaining or enforcing a court judgment;

•	economic, political or social instability; and

•	diplomatic developments that could affect investments in those countries.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:

•	growth of gross domestic product;

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•	rates of inflation;

•	capital reinvestment;

•	resources;

•	self-sufficiency; and

•	balance of payments position.

To the extent the Fund’s investments are concentrated in a geographic region or country, the Fund will be subject, to a greater extent than if the Fund’s assets were less concentrated, to the risks of adverse changes in that region or country. In addition, certain investments in foreign securities also may be subject to foreign withholding taxes.

Foreign Currency and Currency Hedging Risk

Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, including foreign currency forward contracts, foreign currency futures contracts, put and call options on foreign currencies, foreign currency swaps and other similar strategic transactions. Such transactions may reduce returns or increase volatility, perhaps substantially. Foreign currency forward contracts, over-the-counter options on foreign currencies and foreign currency swaps are subject to the risk of default by the counterparty and can be illiquid. These currency hedging transactions, as well as the futures contracts and exchange-listed options in which the Fund may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currency or other reference asset. As such, a small investment could have a potentially large impact on the Fund’s performance. Whether or not the Fund engages in currency hedging transactions, the Fund may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. Use of currency hedging transactions may cause the Fund to experience losses greater than if the Fund had not engaged in such transactions.

Credit Risk and Below Investment Grade Securities Risk

Credit risk is the risk that a security in the Fund’s portfolio will decline in price or the issuer will fail to make dividend, interest or principal payments when due because the issuer of the security experiences a decline in its financial status. Preferred securities normally are subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income and claim to corporate assets, and therefore will be subject to greater credit risk than other debt instruments. The Fund may invest in securities that are rated below investment grade. Below investment grade securities generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. Such securities may face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

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ADDITIONAL INVESTMENT INFORMATION

In addition to the principal investment strategies described above, the Fund has other investment practices that are described here and in the Fund’s statement of additional information (the SAI).

Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid securities. Restricted securities, which are securities that may be resold to the public without an effective registration statement under the Securities Act of 1933, as amended, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration, may be illiquid. Illiquid securities involve the risk that the securities will not be sold promptly (i.e., within seven days) at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books and records.

Defensive Position

When the Advisor believes that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objectives and invest all or any portion of its assets in short-term debt instruments, government securities, cash or cash equivalents. When and to the extent the Fund assumes a temporary defensive position, it may not pursue or achieve its investment objectives.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. The Fund also files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) on Form N-Q as of the end of its first and third fiscal quarters. The Fund’s full portfolio holdings are published semi-annually in reports sent to shareholders and filed with the SEC on Form N-CSR and such reports are made available at cohenandsteers.com in the “Our Products” section, generally within 70 days after the end of each semi-annual period. The Fund also posts an uncertified list of portfolio holdings on the Web site, no earlier than 15 days after the end of each calendar quarter. The holdings information remains available until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information is current. In addition to information on portfolio holdings, other Fund statistical information may be found on the Cohen & Steers Funds’ Web site or by calling 800-330-7348.

MANAGEMENT OF THE FUND

THE ADVISOR

The Advisor, a registered investment advisor, located at 280 Park Avenue, New York, New York 10017, was formed in 1986 and its clients include pension plans, endowment funds and investment companies, including each of the open-end and closed-end Cohen & Steers funds. As of March 31, 2011, the Advisor managed approximately $38 billion in assets. The Advisor is a wholly owned subsidiary of Cohen & Steers, Inc. (CNS), a publicly traded company whose common stock is listed on the NYSE under the symbol “CNS.”

Under its investment advisory agreement (the Investment Advisory Agreement) with the Fund, the Advisor furnishes a continuous investment program for the Fund’s portfolio, makes the day-to-day investment decisions for the Fund and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund.

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The Advisor also performs certain administrative services for the Fund and provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain Directors of the Fund, may also be directors, officers, or employees of the Advisor. The Advisor also selects brokers and dealers to execute the Fund’s portfolio transactions.

For its services under the Investment Advisory Agreement the Fund pays the Advisor a monthly investment advisory fee at the annual rate of 0.80% of the average daily NAV of the Fund up to $1.5 billion and 0.70% of the average daily NAV of the Fund in excess of $1.5 billion. This fee is allocated to the Class I shares based on the Class I shares’ proportionate share of such average daily NAV. Taking into account the investment advisory fees waived by the Advisor, the effective investment advisory fee paid by the Fund during the fiscal year ended February 28, 2011 was 0.50% of average daily net assets.

In addition to this investment advisory fee, the Fund pays other operating expenses, which may include but are not limited to, administrative, transfer agency, custodial, legal and accounting fees. The Fund pays the Advisor a monthly fee at the annual rate of 0.04% for administration services.

A discussion regarding the Board of Directors’ basis for approving the investment advisory agreement is available in the Fund’s semi-annual report for the period ended August 31, 2010.

PORTFOLIO MANAGER

The Fund’s portfolio manager is:

•

Richard E. Helm—Mr. Helm is a vice president of the Fund. He joined the Advisor in 2005 and currently serves as a senior vice president of the Advisor and CNS and is head of its large cap value portfolio management team. From 2001 to 2005, Mr. Helm was a senior portfolio manager of WM Advisors, Inc. From 1999 to 2001, he was vice president and senior portfolio manager of Northwestern Trust and Investors Advisory Company and was employed by other investment management firms prior to that time. Mr. Helm is a chartered financial analyst.

The SAI contains additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

PRICING OF FUND SHARES

The price at which you can purchase and redeem the Fund’s Class I shares is the NAV of the Class I shares next determined after we receive your order in proper form. Proper form means that your request includes the Fund name and account number, states the amount of the transaction (in dollars or shares), includes the signatures of all owners exactly as registered on the account, signature guarantees (if necessary), any supporting legal documentation that may be required and any outstanding certificates representing shares to be redeemed.

The Fund calculates its NAV per share as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Thus, purchase or redemption orders must be received in proper form by the close of regular trading on the NYSE, in order to receive that day’s NAV; orders received after the close of regular trading on the NYSE will receive the NAV next determined. The Fund has authorized one or more brokers to accept on its behalf purchase (and redemption) orders, and these brokers are authorized to designate other intermediaries on the Fund’s behalf. The Fund will be deemed to have received a purchase (or redemption) order when an

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authorized broker, or that broker’s designee, accepts the order, and that order will be priced at the next computed NAV after this acceptance. The Fund determines NAV per share for the Class I shares by dividing that class’s share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of Class I shares then outstanding.

Investments in securities that are listed on the NYSE are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the Advisor determines that bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value. Investment in open-end mutual funds are valued at their closing NAV.

Because the Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Fund does not price its shares, the value of the securities held in the Fund may change on days when you will not be able to purchase or redeem Fund shares.

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HOW TO PURCHASE, EXCHANGE AND SELL FUND SHARES

TYPES OF SHAREHOLDERS QUALIFIED TO PURCHASE CLASS I SHARES

Class I shares are available for purchase only by:

•

retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts (IRA) from such plans;

•	tax-exempt employee benefit plans of the Advisor or its affiliates and securities dealer firms with a selling agreement with the Distributor;

•	institutional advisory accounts of the Advisor or its affiliates and related employee benefit plans and rollover IRAs from such institutional advisory accounts;

•

a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Class I shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 plan fee;

•	registered investment advisors investing on behalf of clients that consist of institutions and/or individuals;

•

clients (including individuals, corporations, endowments, foundations and qualified plans) of approved financial intermediaries who charge such clients an ongoing fee for advisory, investment consulting or similar services, or have entered into an agreement with the Distributor to offer Class I shares through an omnibus account, no-load network or platform;

•	investors who purchase through certain “wrap” programs fee based advisory programs, asset allocation programs and similar programs with approved financial intermediaries

•	current officers, directors and employees of the Fund, the Advisor, CNS, the Distributor, and to any trust, pension, profit-sharing or other benefit plan for only such persons; and

•	investors having a direct relationship with the Advisor or its affiliates.

PURCHASE MINIMUMS

You may open an account with the Fund with a minimum investment of $100,000. If you are a registered advisor, you may open a Class I account with the Fund with an aggregate minimum investment of $100,000. The Fund reserves the right to waive or change its minimum investment requirements.

HOW TO PURCHASE FUND SHARES

FORM OF PAYMENT

We will accept payment for shares in two forms:

1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or federal reserve wire of federal funds.

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PURCHASES OF FUND SHARES

Initial Purchase By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the Fund;

•	class of shares;

•	name(s) in which shares are to be registered;

•	address;

•	social security or tax identification number (where applicable);

•	dividend payment election;

•	amount to be wired;

•	name of the wiring bank; and

•	name and telephone number of the person to be contacted in connection with the order.

The Transfer Agent will assign you an account number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA # 011000028

Account: DDA # 99055287

Attn: Cohen & Steers Dividend Value Fund, Inc.

For further credit to: (Account Name)

Account Number: (provided by the Transfer Agent)

3. Complete the Subscription Agreement attached to this Prospectus and mail the Subscription Agreement to the Transfer Agent:

Boston Financial Data Services

Attn: Cohen & Steers Funds

P.O. Box 8123

Boston, Massachusetts 02266-8123

Additional Purchases By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the Fund;

•	class of shares;

•	account number;

•	amount to be wired;

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•	name of the wiring bank; and

•	name and telephone number of the person to be contacted in connection with the order.

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA # 011000028

Account: DDA # 99055287

Attn: Cohen & Steers Dividend Value Fund, Inc.

For further credit to: (Account Name)

Account Number: (provided by the Transfer Agent)

Initial Purchase By Mail

1. Complete the Subscription Agreement attached to this Prospectus.

2. Mail the Subscription Agreement and a check in at least the required minimum amount (see Purchase Minimums above), payable to the Fund, to the Transfer Agent at the above address.

Additional Purchases By Mail

1. Make a check payable to the Fund in at least the required minimum amount (see Purchase Minimums above). Write your Fund account number and the class of shares to be purchased on the check.

2. Mail the check and the detachable stub from your account statement (or a letter providing your account number) to the Transfer Agent at the address set forth above.

PURCHASES THROUGH DEALERS AND INTERMEDIARIES

You may purchase the Fund’s shares through authorized dealers and other financial intermediaries.

Financial service firms that do not have a sales agreement with the Distributor also may place orders for purchases of the Fund’s shares, but may charge you a transaction fee.

Dealers and financial service firms are responsible for promptly transmitting purchase orders to the Distributor. These dealers and financial service firms may also impose charges for handling transactions placed through them that are in addition to any other charges described in this Prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or financial service firm for more information about any additional charges that may apply.

ADDITIONAL INFORMATION ON PURCHASE OF FUND SHARES

ADDITIONAL CLASSES OFFERED

In addition to offering Class I shares, the Fund also offers Class A and Class C shares, which are described in a separate prospectus. To obtain a prospectus for these classes, contact Boston Financial Data Services, Inc. (the Transfer Agent) by writing to the address or by calling the telephone number listed on the back cover of this Prospectus.

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AUTOMATIC INVESTMENT PLAN AND PURCHASES BY ACH

The Fund’s automatic investment plan (the Plan) provides a convenient way to invest in the Fund. Under the Plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this Plan, please refer to the automatic investment plan section of the Subscription Agreement attached to this Prospectus or contact your dealer. The market value of the Fund’s shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the plan at any time by notifying the Fund by mail or telephone at the address or number on the back cover of this Prospectus.

You may purchase additional shares of the Fund by automated clearing house (ACH). To elect the Auto-Buy option, select it on your Subscription Agreement or call the Transfer Agent and request an optional shareholder services form. ACH is similar to the Plan, except that you may choose the date on which you want to make the purchase. We will need a voided check or deposit slip before you may purchase by ACH. If you are interested in this option, please call (800) 437-9912.

The Fund reserves the right to reject or cancel any purchase order and to withdraw or suspend the offering of shares at any time. The Fund may also request additional information from you in order to verify your identity. If you do not provide this information or if such information cannot be verified, we reserve the right to close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering.

EXCHANGE PRIVILEGE

You may exchange some or all of your Fund shares for shares of other Cohen & Steers open-end funds, provided that you meet applicable investment minimums. If you exchange Fund shares for shares of another Cohen & Steers open-end fund that imposes sales charges, you must exchange into shares of the same class of such other fund.

You may, under certain circumstances, exchange Fund shares for a different class of shares of the same Fund, and move shares held in certain types of accounts to a different type of account or to a new account maintained by a financial intermediary. To qualify for a potential exchange, you must be eligible to purchase the class of shares you wish to exchange into (including satisfying any applicable investment minimum) and, if you invest in the Fund through an intermediary, your intermediary must have an arrangement with the Distributor to offer such class. No sales charges or other charges will apply to any such exchange. For federal income tax purposes, a same-fund share class exchange is not expected to result in the realization by the investor of a capital gain or loss; however, shareholders are advised to consult with their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund. Please speak with your financial intermediary or tax advisor if you have any questions.

The Fund also makes available for exchange shares of SSgA Money Market Fund, which is advised by SSgA Funds Management, Inc. You may request a prospectus and application for the SSgA Money Market Fund by calling (800) 437-9912. Please read the prospectus carefully before you invest.

An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. See Additional Information—Tax Considerations. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring. Certain dealers and other financial intermediaries may limit or prohibit your right to use the exchange privilege and may charge you a fee for exchange transactions placed through them.

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We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or revoke the exchange privilege for all shareholders upon 60 days’ prior written notice and this privilege may be revoked immediately with respect to any shareholder if the Fund believes the shareholder is engaged in, or has engaged in, market timing or other abusive trading practices. For additional information concerning exchanges, or to make an exchange, please call the Transfer Agent at (800) 437-9912.

HOW TO SELL FUND SHARES

You may sell or redeem your shares through authorized dealers or, other financial intermediaries, or through the Transfer Agent. If your shares are held by your dealer or intermediary in “street name,” you must redeem your shares through that dealer or intermediary.

Redemptions Through Dealers and Other Intermediaries

If you have an account with an authorized dealer or other intermediary, you may submit a redemption request to such dealer or intermediary. They are responsible for promptly transmitting redemption requests to the Distributor. Dealers and intermediaries may impose charges for handling redemption transactions placed through them. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or intermediary for more information about additional charges that may apply.

Redemption By Telephone

To redeem shares by telephone, call the Transfer Agent at (800) 437-9912. In order to be honored at that day’s price, we must receive any telephone redemption requests by the close of regular trading on the NYSE that day, generally 4:00 p.m., eastern time. Orders received after the close of regular trading on the NYSE will receive the NAV next determined.

If you would like to change your telephone redemption instructions, you must send the Transfer Agent written notification signed by all of the account’s registered owners, accompanied by signature guarantee(s), as described below.

We may modify or suspend telephone redemption and exchange privileges without notice during periods of drastic economic or market changes. We have adopted reasonable procedures that are designed to ensure that any telephonic redemption instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or terminate the telephone redemption privilege at any time on 30 days’ notice to shareholders.

Redemption By Mail

You can redeem Fund shares by sending a written request for redemption to the Transfer Agent:

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Attn: Cohen & Steers Dividend Value Fund, Inc.

A written redemption request must:

•	state the number of shares or dollar amount to be redeemed;

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•	identify your account number and tax identification number; and

•	be signed by each registered owner exactly as the shares are registered.

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the Transfer Agent together with a redemption request.

For redemptions made by corporations, executors, administrators or guardians, the Transfer Agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the Transfer Agent at (800) 437-9912.

The Transfer Agent will not consider your redemption request to be properly made until it receives all required documentation in proper form.

OTHER REDEMPTION INFORMATION

Payment of Redemption Proceeds

The Fund will send you redemption proceeds by check. However, if you made an election on the Subscription Agreement to receive redemption proceeds by wire, the Fund will send the proceeds by wire to your designated bank account. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, you must send a letter of instruction and the signature(s) on the letter of instruction must be guaranteed, as described below, regardless of the amount of the redemption. The Transfer Agent will normally mail checks for redemption proceeds within five business days. Redemptions by wire will normally be sent within two business days. The Fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more. The Fund may suspend the right of redemption or postpone the date of payment if trading is halted or restricted on the NYSE or under other emergency conditions described in the 1940 Act.

The Fund will pay redemption proceeds in cash, by check or wire, unless the Board of Directors believes that economic conditions exist which make redeeming in cash detrimental to the best interests of the Fund. In the event that this were to occur, all or a portion of your redemption proceeds would consist of readily marketable portfolio securities of the Fund transferred into your name. You would then incur brokerage costs in converting the securities to cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the Fund’s NAV at the beginning of the period.

Signature Guarantee

You may need to have your signature guaranteed (STAMP 2000 Medallion) in certain situations, such as:

•	written requests to wire redemption proceeds (if not previously authorized on the Subscription Agreement);

•	sending redemption proceeds to any person, address or bank account not on record; and

•	transferring redemption proceeds to a Cohen & Steers fund account with a different registration (name/ownership) from yours.

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A signature guarantee stamp may be obtained from eligible members of the Medallion Signature Guarantee Program. Eligible guarantor institutions generally include banks, broker-dealers, credit unions, members of national securities exchanges, registered securities associations, clearing agencies and savings associations. You should verify with the institution that they are an eligible guarantor institution prior to signing. A notary public cannot provide a medallion guarantee stamp.

Redemption of Small Accounts

If your Fund account has a value of $100,000 or less as the result of any voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days’ notice of our intention to do so. During this 30-day notice period, you may make additional investments to increase your account value to $100,000 (the minimum purchase amount) or more and avoid having the Fund automatically liquidate your account.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund is designed for long-term investors with investment horizons of at least two months. Excessive trading, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm portfolio performance. For example, in order to handle large flows of cash into and out of the Fund, a portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund’s performance. Additionally, excessive trading is a concern for the Fund because the Fund’s portfolio will have foreign securities and therefore could be subject to time-zone arbitrage.

Because of potential harm to the Fund and its long-term investors, the Board of Directors of the Fund has adopted policies and procedures to discourage and prevent excessive trading and short-term market timing. As part of these policies and procedures, the Advisor monitors purchase, exchange and redemption activity in Fund shares. The intent is not to inhibit legitimate strategies such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of the Fund’s shares. Under these procedures, the Fund generally prohibits more than two purchases and sales or exchanges of its shares within a 60 day calendar year period.

The following transactions are excluded when determining whether trading activity is excessive: (i) transfers associated with systematic purchases or redemptions; (ii) transactions through firm-sponsored, discretionary asset allocation or wrap programs; and (iii) transactions subject to the trading policy of an intermediary that the Fund deems materially similar to the Fund’s policy.

If, based on these procedures, the Advisor determines that a shareholder is engaged in, or has engaged in, market timing or excessive trading, we may place a temporary or permanent block on all further purchases or exchanges of Fund shares.

Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.

The Fund will also utilize fair value pricing in an effort to reduce arbitrage opportunities available to short-term traders.

Due to the complexity involved in identifying excessive trading and market timing activity, there can be no guarantee that the Fund will be able to identify and restrict such activity in all cases. Additionally, it is more difficult for the Fund to monitor the trading activity of beneficial owners of Fund shares who

22

hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares in a single account.

In certain circumstances the Fund may accept frequent trading restrictions of intermediaries that differ from the Fund’s policies. Since such intermediaries execute or administer transactions with many fund families, it may be impractical for them to enforce a particular fund’s frequent trading or exchange policy. These alternate trading restrictions would be authorized only if the Fund believes that the alternate restrictions would provide reasonable protection to the Fund and its shareholders.

ADDITIONAL INFORMATION

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also enter into agreements with financial intermediaries pursuant to which the Fund will pay financial intermediaries for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by such financial intermediaries, or (2) the number of Fund shareholders serviced by such financial intermediaries. From time to time, the Advisor may pay a portion of the fees for networking or sub-transfer agency services at its own expense and out of its own profits.

OTHER COMPENSATION

The Advisor and the Distributor may make payments from their own resources to dealers and other financial intermediaries for distribution, administrative or other services. Please contact your dealer or intermediary for details about payments it may receive.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and pay dividends from its investment income quarterly. The Fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The Transfer Agent will automatically reinvest your dividends and distributions in additional shares of the Fund unless you elected to have them paid to you in cash.

TAX CONSIDERATIONS

The following brief tax discussion assumes you are a U.S. shareholder. This discussion offers only a brief outline of the federal income tax consequences of investing in the Fund and is based on the federal tax laws in effect on the date hereof. Such tax laws are subject to change by legislative, judicial or administrative action, possibly with retroactive effect. In the SAI, we have provided more detailed information regarding the tax consequences of investing in the Fund.

Dividends paid to you out of the Fund’s “investment company taxable income” as that term is defined in the Code, determined without regard to the deduction for dividends paid, will be taxable to you as ordinary dividend income. If a portion of the Fund’s income consists of dividends paid by U.S. corporations (other than REITs), a portion of the dividends paid by the Fund may be eligible for the corporate dividends received deduction (DRD). In addition, for taxable years beginning on or before December 31, 2012, distributions of investment company taxable income designated by the Fund as

23

derived from qualified dividend income (QDI) will be taxed in the hands of individuals at the rates applicable to long-term capital gains, provided the holding period and other requirements are met by both you and the Fund. Dividend income that the Fund receives from U.S. REITs will generally not be treated as QDI. Dividend income that the Fund receives from REITs will generally not be treated as QDI. There can be no assurance that favorable tax treatment of QDI will continue following December 31, 2012. A foreign corporation is a “qualified foreign corporation” if it is (1) incorporated in a possession of the United States or is eligible for benefits of a comprehensive income tax treaty with the United States that the United States Treasury Department determines is satisfactory for this purpose and that includes an exchange of information program or (2) any other foreign corporation with respect to any dividend paid by such corporation if the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States. A “qualified foreign corporation” does not include any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Because of the fact-specific nature of the inquiry, the Fund cannot predict at this time what portion, if any, of the dividends it will receive from foreign corporations will be eligible for the reduced rates of taxation applicable to QDI. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits is treated as a non-taxable return of capital that reduces your tax basis in your Fund shares; any such distribution in excess of your tax basis is treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares. If you buy shares of the Fund when the Fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

If you sell or redeem your Fund shares, or exchange them for shares of another Cohen & Steers open-end fund, you may realize a capital gain or loss (provided the shares are held as a capital asset) which will be long-term or short-term, depending generally on your holding period for the shares.

Under the Energy Improvement and Extension Act of 2008, the Fund’s Transfer Agent will be required to provide you with cost basis information on the sale of any of your shares in the Fund, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in the Fund on or after January 1, 2012.

For taxable years beginning after December 31, 2012, recently enacted legislation will generally impose a tax on the net investment income of certain individuals and on the undistributed net investment income of certain estates and trusts. For these purposes, “net investment income” will generally include interest, dividends (including dividends paid with respect to Fund shares), annuities, royalties, rent, net gain attributable to the disposition of property not held in a trade or business (including net gain from the sale, exchange or other taxable disposition of Fund shares) and certain other income, but will be reduced by any deductions properly allocable to such income or net gain. Shareholders are advised to consult their own tax advisors regarding additional taxation of net investment income.

24

We may be required to withhold U.S. federal income tax on all taxable distributions and redemption proceeds payable if you

•	fail to provide us with your correct taxpayer identification number;

•	fail to make required certifications; or

•	have been notified by the Internal Revenue Service that you are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

Certain dividends and other distributions received from sources outside the United States may be subject to withholding taxes imposed by other countries. In the event that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of stock or securities of foreign corporations, the Fund may make an election to pass through to its shareholders the amount of foreign taxes paid by it.

The Fund has elected to be treated as, and intends to qualify each year as, a regulated investment company under U.S. federal income tax law. If the Fund so qualifies and distributes each year to its shareholders at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net tax-exempt interest, the Fund will not be required to pay Federal income taxes on any income it distributes to shareholders. Additionally, if the Fund distributes less than an amount equal to the sum of 98% of its ordinary income for the calendar year and 98.2% of its capital gain net income for the one-year period ending on October 31, plus any ordinary income and capital gain net income from previous years that was not distributed, then the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends to make sufficient distributions of its income to satisfy the distribution requirement and prevent application of the excise tax.

Fund distributions also may be subject to state and local taxes. You should consult with your own tax advisor regarding the particular consequences of investing in the Fund.

A non-resident alien individual, a foreign trust or estate, foreign corporation or foreign partnership (foreign shareholders) are advised to consult with their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

25

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund’s Class I shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights have been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s audited financial statements, is included in the Fund’s current annual report, which is available free of charge upon request.

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class I
	For the Year Ended February 28,
Per Share Operating Performance:	2011		2010		2009	2008(a)	2007
Net asset value, beginning of period	$10.73		$7.59		$13.58	$14.00	$12.27

Income from investment operations:
Net investment income(b)	0.17		0.17		0.24	0.28	0.27
Net realized and unrealized gain (loss)	1.51		3.15		(5.99)	(0.18)	1.87

Total from investment operations	1.68		3.32		(5.75)	0.10	2.14

Less dividends and distributions to shareholders from:
Net investment income.	(0.17)		(0.18)		(0.24)	(0.26)	(0.24)
Net realized gain	—		—		—	(0.28)	(0.17)

Total dividends and distributions to shareholders	(0.17)		(0.18)		(0.24)	(0.54)	(0.41)

Redemption fees retained by the Fund.	0.00	(c)	0.00	(c)	0.00 (c)	0.02	0.00	(c)

Net increase (decrease) in net asset value	1.51		3.14		(5.99)	(0.42)	1.73

Net asset value, end of period	$12.24		$10.73		$7.59	$13.58	$14.00

Total investment return	15.89%		44.03%		–42.98%	0.65%	17.63%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$94.7		$89.5		$44.6	$21.2	$9.4

Ratio of expenses to average daily net assets (before expense reduction)	1.10	%(d)	1.16	%(d)	1.23%	1.28%	2.27	%(e)

Ratio of expenses to average daily net assets (net of expense reduction)	0.80	%(d)	0.80	%(d)	0.80%	0.65%	0.65%

Ratio of net investment income (loss) to average daily net assets (before expense reduction)	1.24	%(d)	1.36%		1.81%	1.31%	0.45%

Ratio of net investment income to average daily net assets (net of expense reduction)	1.54	%(d)	1.72%		2.24%	1.94%	2.06%

Portfolio turnover rate	61%		37%		43%	52%	30%

(a)	For the year ended February 29.

(b)	Calculation based on average shares outstanding.

(c)	Amount is less than $0.005.

(d)	Reflects Fund level ratio for non-class specific expenses.

(e)	Due to the significant growth of net assets on a small asset base, the expense ratio, when averaged over the year, differs from the Fund’s other classes by an amount other than class specific expenses. Typically, the ratios between classes will only differ by the class specific expenses (i.e., distribution fees and shareholder servicing fees).

26

COHEN & STEERS DIVIDEND VALUE FUND, INC. — CLASS I SHARES ONLY

THE USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask you for your name, address, date of birth and other information that will allow us to identify you. This information will be verified to ensure the identity of all individuals opening a mutual fund account.

SUBSCRIPTION AGREEMENT

1	Account Type (Please print; indicate only one registration type)
☐	A. Individual or Joint Account*

	-	-
Name	Social Security Number**		Date of Birth

	-	-
Name of Joint Owner, if any	Social Security Number**		Date of Birth

Citizenship: ☐ U.S. Citizen ☐ Resident Alien*** ☐ Nonresident Alien***:

Country of Citizenship

☐	B. Uniform Gifts/Transfers to Minors (UGMA/UTMA)

	-	-
Custodian’s name (only one permitted)	Social Security Number**		Date of Birth

	-	-
Minor’s name (only one permitted)	Social Security Number**		Date of Birth

under the Uniform Gifts/Transfers to Minors Act
(state residence of minor)

Citizenship of custodian:	☐	U.S. Citizen	☐	Resident Alien	☐	Nonresident Alien***:
Country of Citizenship

Citizenship of minor:	☐	U.S. Citizen	☐	Resident Alien	☐	Nonresident Alien***:
Country of Citizenship

☐	C. Trust, Corporation or Other Entity

Name of Trust, Corporation or Other Entity	Tax Identification Number**	Date of Trust Agreement

Check the box that describes the entity establishing the account:

☐	U.S. Financial Institution governed by a federal regulator.

☐	Bank governed by a U.S. state bank regulator.

☐

Corporation. If Corporation, provide the tax classification:             (C = Corporation; S = S Corporation).† Attach a copy of the certified articles of incorporation or business license unless the corporation is publicly traded on the New York Stock Exchange or Nasdaq Stock Market. If so, please provide ticker symbol:

☐	Retirement plan governed by ERISA.

☐	Trust. Attach a copy of the Trust Agreement.

☐	Partnership. Attach a copy of Partnership Agreement.

☐	Limited Liability Company (LLC). If LLC, provide the tax classification: (C = Corporation, S = S Corporation, P = Partnership).†

☐	U.S. Government Agency or Instrumentality.

☐	Foreign correspondent account, foreign broker-dealer or foreign private banking account.

☐	Other. Attach copy of document that formed entity or by laws or similar document.

Call (800) 437-9912 to see if additional information is required.

*	All joint registrations will be registered as “joint tenants with rights of survivorship” unless otherwise specified.
**	If applied for, include a copy of application for social security or tax identification number.
***	Nonresident aliens must include a copy of a government-issued photo ID with this application.
†	If no classification is provided, per IRS regulations, your account will default to an S Corporation.

DVFAXSAGI-0711

2	Authorized Persons
If you are establishing an account under 1C above as a (i) Corporation (non-publicly traded), (ii) Partnership, (iii) Trust or (iv) Other, information on each of the individuals authorized to effect transactions must be provided below:

	-	-
Authorized Individual/Trustee	Social Security Number*		Date of Birth

	-	-
Authorized Individual/Trustee	Social Security Number*		Date of Birth

Citizenship: ☐ U.S. Citizen ☐ Resident Alien ☐ Nonresident Alien**:

Country of Citizenship

(If there are more than two authorized persons, provide the information, in the same format, on a separate sheet for each such additional person.)

*	If applied for, include a copy of application for social security number.
**	Nonresident aliens must include a copy of a government-issued photo ID with this application.

3	Address
(If mailing address is a post office box, a street address is also required. APO and FPO addresses will be accepted) Registrant Street Address

( )
Street	Home Telephone Number
( )
City and State Zip Code	Business Telephone Number

Mailing Address	City	State	Zip

Joint Registrant Street Address (required if different than Registrant Address above)

Address	City	State	Zip

4	Investment Information

$                           Amount to invest ($1,000,000 minimum investment). Do not send cash. Investment will be paid for by

(please check one):

☐	Check or draft made payable to “Cohen & Steers Dividend Value Fund, Inc.”

☐	Wire through the Federal Reserve System.*

*	Call (800) 437-9912 to notify the Fund of investments by wire and to obtain an Account Number. See the Purchase of Fund Shares section of the Prospectus for wire instructions.

5	Automatic Investment Plan

A.	The Automatic Investment Plan makes possible regularly scheduled monthly purchases of Fund shares. The Fund’s Transfer Agent can arrange for an amount of money selected by you ($500 minimum) to be deducted from your checking account and used to purchase shares of the Fund.

Please debit $                            from my checking account beginning on                            *.

(Month)

Please debit my account on (check one):  ☐  1st of Month        ☐  15th of Month

B.	☐ Check here to establish the Auto-Buy option, which allows you to make additional investments on dates you choose by having an amount of money selected by you ($500 minimum) deducted from your checking account.*

*	To initiate the Automatic Investment Plan or the Auto-Buy option, Section 9 of this Subscription Agreement must be completed.

6	Exchange Privileges

Exchange privileges will be automatically granted unless you check the box below. Shareholders wishing to exchange into other Cohen & Steers Funds or the SSgA Money Market Fund should consult the Exchange Privilege section of the Prospectus. (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

☐	I decline the exchange privilege.

7	Redemption Privileges

Shareholders may select the following redemption privileges by checking the box(es) below. See How to Sell Fund Shares section of the Prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

☐	I authorize the Transfer Agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund’s current Prospectus.

☐	I wish to have redemption proceeds paid by wire (please complete Section 9).

8	Distribution Options

Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

Dividends	☐ Reinvest.	☐ Pay in cash.

Capital Gains	☐ Reinvest.	☐ Pay in cash.

☐	I wish to have my distributions paid by wire (please complete Section 9).

9	Bank of Record (for Wire Instructions and/or Automatic Investment Plan)

Please attach a voided check from your bank account.

Bank Name	Bank ABA Number

Street or P.O. Box	Bank Account Number

City and State Zip Code	Account Name

10	Signature and Certifications

(a)	By signing this agreement, I represent and warrant that:

(1)	I have the full right, power, capacity and authority to invest in the Fund;

(2)	I am of legal age in my state of residence or am an emancipated minor;

(3)	All of the information on this agreement is true and correct; and

(4)	I will notify the Fund immediately if there is any change in this information.

(b)	I have read the current Prospectus of the Fund and this agreement and agree to all their terms. I also agree that any shares purchased now or later are and will be subject to the terms of the Fund’s Prospectus as in effect from time to time. Further, I agree that the Fund, its administrators and service providers and any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions believed to be genuine, provided that reasonable security procedures have been followed. If an account has multiple owners, the Fund may rely on the instructions of any one account owner unless all owners specifically instruct the Fund otherwise.

(c)	I am aware that under the laws of certain states, the assets in my account may be transferred (escheated) to the state if no activity occurs in my account within a specified period of time.

(d)	If I am a U.S. citizen, resident alien, or a representative of a U.S. entity, I certify, under penalty of perjury, that:

(1)	The taxpayer identification number and tax status shown on this form are correct.

(2)	I am not subject to backup withholding because:

•	I am exempt from backup withholding, OR

•	I have not been notified by the Internal Revenue Service (“IRS”) that I am subject to backup withholding as a result of a failure to report all interest or dividends, OR

•	The IRS has notified me that I am no longer subject to backup withholding.

NOTE: If you have been notified by the IRS that you are currently subject to backup withholding because of under-reporting interest or dividends on your tax return, you must cross out this Item 2.

(3)	I am a U.S. person (including resident alien).

(e)	If I am a nonresident alien, I understand that I am required to complete and attach the appropriate Form W-8 to certify my foreign status.

(1)	Indicate country of residence for tax purposes
Under penalty of perjury, I certify that I am not a U.S. citizen or resident alien and I am an exempt foreign person as defined by the IRS.

(f)	Additional Certification:

(1)	Neither I (we), nor any person having a direct or indirect beneficial interest in the shares to be acquired, appears on any U.S. Government published list of persons who are known or suspected to engage in money laundering activities, such as the Specially Designated Nationals and Blocked Persons List of the Office of Foreign Assets Control of the United States Department of the Treasury. I (we) do not know or have any reason to suspect that (i) the monies used to fund my (our) investment have been or will be derived from or related to any illegal activities and (ii) the proceeds from my (our) investment will be used to finance any illegal activities.

(2)	I agree to provide such information and execute and deliver such documents as the Fund may reasonably request from time to time to verify the accuracy of the information provided in connection with the opening of an account or to comply with any law, rule or regulation to which the Fund may be subject, including compliance with anti-money laundering laws.

The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

x		x

Signature* (Owner, Trustee, Etc.)	Date	Signature* (Joint Owner, Co-Trustee)	Date

Name and Title

*	If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian’s name, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer or other authorized person should sign and print name and title above. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the Investor (alternatively, the secretary or another designated officer of the entity may certify the authority of the persons signing on the space provided above).

Mail to: Boston Financial Data Services, P.O. Box 8123, Boston, MA 02266-8123

For Authorized Dealer Use Only

We hereby authorize the Transfer Agent to act as our agent in connection with the transactions authorized by the Subscription Agreement and agree to notify the Transfer Agent of any purchases made under a Letter of Intention, Rights of Accumulation or Aggregating Accounts. If the Subscription Agreement includes a Telephone Redemption Privilege, we guarantee the signature(s) above.

Dealer’s Name	Dealer Number

Main Office Address	Branch Number

Representative’s Name	Rep. Number

( )

Branch Address	Telephone Number

Authorized Signature of Dealer	Date

TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND

If you would like additional information about Cohen & Steers Dividend Value Fund, Inc., the following documents are available to you without any charge, upon request or at cohenandsteers.com:

•

Annual/Semi-Annual Reports—Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In these reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during its most recent fiscal period.

•

Statement of Additional Information—Additional information about the Fund’s investments, structure and operations can be found in the SAI. The information presented in the SAI is incorporated by reference into this Prospectus and is legally considered to be part of the Prospectus.

To request a free copy of any of the materials described above as well as other information, or to make other inquiries, please contact us:

By telephone	(800) 437-9912
By mail	Cohen & Steers Dividend Value Fund, Inc.
c/o Boston Financial Data Services
P.O. Box 8123
Boston, Massachusetts 02266-8123
By e-mail	marketing@cohenandsteers.com
On the Internet	cohenandsteers.com

This information may also be available from your broker or financial intermediary. In addition, other information about the Fund (including the Fund’s SAI) may also be obtained from the SEC:

•

By going to the SEC’s Public Reference Room in Washington, D.C. where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

•	By accessing the SEC’s Internet site at http://www.sec.gov where you can view, download and print the information.

•

By electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520. Upon payment of a duplicating fee, copies of the information will be sent to you.

280 PARK AVENUE, NEW YORK, NEW YORK 10017

SEC File No. 811-21668

DVFAXPROI-0711